Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
4.375%, 08/15/2026	$221,550,000	$218,797,932
1.125%, 10/31/2026	1,808,300,000	1,620,265,046
1.125%, 08/31/2028	646,625,000	547,610,547
2.375%, 03/31/2029	1,026,350,000	913,772,234
3.875%, 12/31/2029	304,225,000	291,426,160
4.125%, 08/31/2030	215,000,000	208,684,375
1.250%, 08/15/2031	87,025,000	68,018,876
2.875%, 05/15/2032	356,200,000	312,662,899
3.500%, 02/15/2033	378,850,000	347,594,875
1.375%, 11/15/2040	1,018,650,000	602,873,680
2.250%, 05/15/2041	396,825,000	272,259,152
2.375%, 02/15/2042	822,650,000	568,624,680
3.375%, 08/15/2042	303,425,000	245,845,367
2.875%, 05/15/2043	1,045,495,000	774,564,777
2.500%, 02/15/2045	1,580,750,000	1,073,428,047
1.250%, 05/15/2050	169,875,000	80,146,495
1.375%, 08/15/2050	339,750,000	165,787,383
2.875%, 05/15/2052	652,250,000	462,460,539
Total U.S. Treasury Securities (Cost $10,469,383,660)		8,774,823,064	22.2%

Other Government Related Securities
Freeport Indonesia PT,
5.315%, 04/14/2032 (Callable 01/01/2032) (1)(2)	15,000,000	13,596,452
NBN Co. Ltd.:
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	18,625,000	15,010,900
2.500%, 01/08/2032 (Callable 10/08/2031) (1)(2)	46,650,000	36,324,538
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)	558,000	399,389
6.700%, 02/16/2032 (Callable 11/16/2031) (1)	1,020,000	757,013
6.350%, 02/12/2048 (1)	8,500,000	4,849,548
Total Other Government Related Securities (Cost $89,271,822)		70,937,840	0.2%

Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046 (Callable 05/30/2046)	4,700,000	4,278,839
AbbVie, Inc.:
3.800%, 03/15/2025 (Callable 12/15/2024)	16,425,000	15,965,926
2.950%, 11/21/2026 (Callable 09/21/2026)	9,625,000	8,932,106
4.550%, 03/15/2035 (Callable 09/15/2034)	26,098,000	23,738,401
4.500%, 05/14/2035 (Callable 11/14/2034)	17,395,000	15,716,988
4.300%, 05/14/2036 (Callable 11/14/2035)	6,000,000	5,262,654
4.050%, 11/21/2039 (Callable 05/21/2039)	12,700,000	10,390,151
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)	19,250,000	16,643,646
3.630%, 03/01/2049 (Callable 09/01/2048)	9,000,000	5,868,223
Agilent Technologies, Inc.,
2.100%, 06/04/2030 (Callable 03/04/2030)	14,000,000	11,164,951
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,145,060
Aker BP ASA:
5.600%, 06/13/2028 (Callable 05/13/2028) (1)(2)	15,500,000	15,144,405
6.000%, 06/13/2033 (Callable 03/13/2033) (1)(2)	16,500,000	15,946,874
Alcon Finance Corp.:
2.750%, 09/23/2026 (Callable 07/23/2026) (1)(2)	14,770,000	13,580,768
3.800%, 09/23/2049 (Callable 03/23/2049) (1)(2)	7,000,000	4,960,934
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	21,494,000	18,837,649
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)	29,750,000	28,834,443
3.550%, 10/01/2027 (Callable 07/01/2027)	11,975,000	10,931,407
5.411%, 07/01/2032 (Callable 04/01/2032)	12,675,000	11,920,958
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)	13,350,000	9,421,466
4.400%, 05/01/2045 (Callable 11/01/2044)	12,300,000	9,746,008
4.200%, 02/22/2052 (Callable 08/22/2051)	4,000,000	2,995,824
5.650%, 03/02/2053 (Callable 09/02/2052)	36,925,000	34,558,947
Anglo American Capital PLC:
4.875%, 05/14/2025 (1)(2)	3,376,000	3,313,131
4.750%, 04/10/2027 (1)(2)	10,000,000	9,583,930
4.500%, 03/15/2028 (Callable 12/15/2027) (1)(2)	2,570,000	2,421,781
5.625%, 04/01/2030 (Callable 01/01/2030) (1)(2)	10,439,000	10,081,721
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	35,000,000	27,959,383
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)	4,075,000	3,950,977
4.375%, 04/15/2038 (Callable 10/15/2037) (1)	7,000,000	6,068,493
5.450%, 01/23/2039 (Callable 07/23/2038) (1)	20,000,000	19,323,519
4.900%, 02/01/2046 (Callable 08/01/2045) (1)	52,184,000	45,480,651
AP Moller - Maersk A/S,
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	8,000,000	7,619,273
Apple, Inc.,
2.650%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,124,370
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,207,660
ArcelorMittal:
4.550%, 03/11/2026 (1)	13,000,000	12,674,205
6.550%, 11/29/2027 (Callable 10/29/2027) (1)	14,600,000	14,809,846
6.800%, 11/29/2032 (Callable 08/29/2032) (1)	25,000,000	24,828,599
7.000%, 10/15/2039 (1)	15,906,000	15,934,168
Ashtead Capital, Inc.:
4.000%, 05/01/2028 (Callable 10/10/2023) (1)(2)	8,010,000	7,282,203
5.500%, 08/11/2032 (Callable 05/11/2032) (1)(2)	28,369,000	26,211,545
5.550%, 05/30/2033 (Callable 02/28/2033) (1)(2)	15,000,000	13,916,037
AT&T, Inc.:
2.550%, 12/01/2033 (Callable 09/01/2033)	22,965,000	16,867,523
5.400%, 02/15/2034 (Callable 11/15/2033)	12,000,000	11,230,781
4.900%, 08/15/2037 (Callable 02/14/2037)	20,000,000	17,325,712
3.500%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,178,490
3.550%, 09/15/2055 (Callable 03/15/2055)	60,110,000	36,796,814
3.800%, 12/01/2057 (Callable 06/01/2057)	19,423,000	12,304,972
3.650%, 09/15/2059 (Callable 03/15/2059)	49,359,000	30,032,384
Bacardi Ltd.,
5.400%, 06/15/2033 (Callable 03/15/2033) (1)(2)	15,000,000	14,055,380
BAE Systems PLC,
1.900%, 02/15/2031 (Callable 11/15/2030) (1)(2)	18,500,000	14,274,413
Bayer US Finance II LLC:
5.500%, 08/15/2025 (1)(2)	14,400,000	14,256,637
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)	14,440,000	13,903,443
Bayport Polymers LLC,
4.743%, 04/14/2027 (Callable 03/14/2027) (2)	61,325,000	56,608,841
Becle SAB de,
2.500%, 10/14/2031 (Callable 07/14/2031) (1)(2)	39,193,000	29,943,452
Becton Dickinson and Co.:
3.734%, 12/15/2024 (Callable 09/15/2024)	1,094,000	1,066,983
2.823%, 05/20/2030 (Callable 02/20/2030)	15,000,000	12,628,545
4.875%, 05/15/2044 (Callable 11/15/2043)	10,815,000	8,644,208
Bell Canada, Inc.:
5.100%, 05/11/2033 (Callable 02/11/2033) (1)	11,000,000	10,282,944
4.464%, 04/01/2048 (Callable 10/01/2047) (1)	1,225,000	951,119
4.300%, 07/29/2049 (Callable 01/29/2049) (1)	4,123,000	3,090,872
Berry Global, Inc.,
5.500%, 04/15/2028 (Callable 03/15/2028) (2)	19,345,000	18,686,594
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)	20,009,000	14,161,546
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)	27,631,000	27,224,822
5.950%, 06/01/2026 (Callable 03/01/2026)	28,506,000	28,341,165
4.450%, 07/15/2027 (Callable 04/15/2027)	14,877,000	14,011,011
4.800%, 05/03/2029 (Callable 02/03/2029)	16,918,000	15,785,843
3.400%, 02/15/2031 (Callable 11/15/2030)	5,825,000	4,837,149
3.600%, 09/01/2032 (Callable 06/01/2032)	25,550,000	20,842,769
Boeing Co.:
2.196%, 02/04/2026 (Callable 10/10/2023)	47,500,000	43,613,719
5.040%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,018,495
5.150%, 05/01/2030 (Callable 02/01/2030)	26,150,000	24,986,289
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030 (Callable 12/01/2029)	8,000,000	7,090,194
3.205%, 06/01/2050 (Callable 12/01/2049)	10,800,000	6,764,354
Boston Scientific Corp.,
1.900%, 06/01/2025 (Callable 05/01/2025)	15,000,000	14,093,645
BP Capital Markets America, Inc.:
4.812%, 02/13/2033 (Callable 11/13/2032) (1)	7,600,000	7,112,692
4.893%, 09/11/2033 (Callable 06/11/2033) (1)	8,350,000	7,839,173
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,180,676
British Telecommunications PLC,
9.625%, 12/15/2030 (1)	47,015,000	55,375,951
Broadcom, Inc.:
3.150%, 11/15/2025 (Callable 10/15/2025)	23,600,000	22,307,053
4.000%, 04/15/2029 (Callable 02/15/2029) (2)	6,000,000	5,414,349
4.750%, 04/15/2029 (Callable 01/15/2029)	43,900,000	41,396,235
5.000%, 04/15/2030 (Callable 01/15/2030)	11,000,000	10,510,839
4.150%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,314,395
4.150%, 04/15/2032 (Callable 01/15/2032) (2)	18,000,000	15,620,655
3.469%, 04/15/2034 (Callable 01/15/2034) (2)	15,000,000	11,781,168
3.137%, 11/15/2035 (Callable 08/15/2035) (2)	12,000,000	8,748,980
3.500%, 02/15/2041 (Callable 08/15/2040) (2)	21,000,000	14,595,889
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029 (Callable 09/01/2029)	11,300,000	9,554,073
Bunge Limited Finance Corp.:
1.630%, 08/17/2025 (Callable 07/17/2025)	10,000,000	9,244,116
3.250%, 08/15/2026 (Callable 05/15/2026)	11,550,000	10,795,806
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)	3,000,000	2,381,738
Cameron LNG LLC,
3.302%, 01/15/2035 (Callable 09/15/2034) (2)	20,000,000	15,920,350
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)	21,325,000	20,718,431
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	961,039
Canadian Pacific Railway Co.:
4.700%, 05/01/2048 (Callable 11/01/2047) (1)	10,075,000	8,339,411
3.500%, 05/01/2050 (Callable 11/01/2049) (1)	12,000,000	8,217,548
Cargill, Inc.,
4.750%, 04/24/2033 (Callable 01/24/2033) (2)	10,200,000	9,621,181
Carlisle Companies, Inc.:
3.500%, 12/01/2024 (Callable 10/01/2024)	5,000,000	4,853,096
2.750%, 03/01/2030 (Callable 12/01/2029)	16,000,000	13,236,573
Carrier Global Corp.:
2.242%, 02/15/2025 (Callable 01/15/2025)	1,130,000	1,073,831
2.493%, 02/15/2027 (Callable 12/15/2026)	25,975,000	23,392,228
2.722%, 02/15/2030 (Callable 11/15/2029)	6,861,000	5,717,795
2.700%, 02/15/2031 (Callable 11/15/2030)	18,500,000	14,996,245
3.377%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,152,483
CBRE Services, Inc.,
5.950%, 08/15/2034 (Callable 05/15/2034)	20,000,000	18,864,215
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)	20,000,000	16,535,182
CDW LLC / CDW Finance Corp.,
2.670%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,117,146
Celanese US Holdings LLC:
3.500%, 05/08/2024 (Callable 04/08/2024)	9,372,000	9,217,109
6.330%, 07/15/2029 (Callable 05/15/2029)	8,675,000	8,503,332
6.550%, 11/15/2030 (Callable 09/15/2030)	15,000,000	14,679,454
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)	51,774,000	35,871,098
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (Callable 08/02/2027) (1)	12,000,000	10,813,992
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	2,757,529
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	54,750,000	53,499,089
3.750%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,508,549
5.050%, 03/30/2029 (Callable 12/30/2028)	36,857,000	34,452,182
2.300%, 02/01/2032 (Callable 11/01/2031)	15,525,000	11,314,220
6.384%, 10/23/2035 (Callable 04/23/2035)	40,506,000	37,741,169
3.500%, 06/01/2041 (Callable 12/01/2040)	22,225,000	14,054,619
3.500%, 03/01/2042 (Callable 09/01/2041)	11,050,000	6,828,553
4.400%, 12/01/2061 (Callable 06/01/2061)	24,375,000	15,017,386
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025 (Callable 10/02/2024)	5,646,000	5,603,993
Cheniere Energy Partners LP,
5.950%, 06/30/2033 (Callable 12/30/2032) (2)	26,000,000	25,076,220
Church & Dwight Co., Inc.,
5.000%, 06/15/2052 (Callable 12/15/2051)	6,725,000	5,970,521
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)	25,000,000	20,464,932
Cigna Corp.:
4.125%, 11/15/2025 (Callable 09/15/2025)	3,190,000	3,088,549
4.500%, 02/25/2026 (Callable 11/27/2025)	9,810,000	9,538,033
2.400%, 03/15/2030 (Callable 12/15/2029)	15,000,000	12,316,709
4.800%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,404,363
CNH Industrial Capital LLC,
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	20,000,000	18,334,356
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	23,656,000	22,017,208
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	6,199,000	6,030,464
5.800%, 06/01/2045 (Callable 12/01/2044) (1)	10,776,000	9,533,347
Columbia Pipelines Operating Co. LLC:
6.036%, 11/15/2033 (Callable 08/15/2033) (1)(2)	17,300,000	16,886,613
6.497%, 08/15/2043 (Callable 02/15/2043) (1)(2)	10,000,000	9,740,917
Comcast Corp.:
3.300%, 04/01/2027 (Callable 02/01/2027)	9,125,000	8,495,244
3.200%, 07/15/2036 (Callable 01/15/2036)	6,000,000	4,626,386
3.969%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,432,747
5.350%, 05/15/2053 (Callable 11/15/2052)	19,000,000	17,324,231
2.987%, 11/01/2063 (Callable 05/01/2063)	14,646,000	8,099,794
CommonSpirit Health,
3.347%, 10/01/2029 (Callable 04/01/2029)	17,635,000	15,395,487
Conagra Brands, Inc.:
7.125%, 10/01/2026	6,441,000	6,648,553
7.000%, 10/01/2028	4,300,000	4,522,961
5.300%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,397,151
Concentrix Corp.,
6.600%, 08/02/2028 (Callable 07/02/2028)	15,000,000	14,472,457
Constellation Brands, Inc.,
4.900%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,378,483
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)	9,000,000	6,763,418
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	4,725,000	4,580,032
3.350%, 09/15/2026 (Callable 06/15/2026) (2)	25,300,000	23,542,887
5.700%, 06/15/2033 (Callable 03/15/2033) (2)	5,900,000	5,685,939
4.800%, 02/01/2035 (Callable 08/01/2034) (2)	14,000,000	12,100,028
3.600%, 06/15/2051 (Callable 12/15/2050) (2)	21,000,000	13,191,626
Crown Castle, Inc.,
5.100%, 05/01/2033 (Callable 02/01/2033)	20,400,000	18,860,745
CSL Finance PLC,
4.050%, 04/27/2029 (Callable 02/27/2029) (2)	7,500,000	6,995,839
CSX Corp.,
4.650%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,187,419
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,802,859
3.250%, 08/15/2029 (Callable 05/15/2029)	8,000,000	6,999,383
5.300%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,156,552
4.780%, 03/25/2038 (Callable 09/25/2037)	40,059,000	34,496,797
2.700%, 08/21/2040 (Callable 02/21/2040)	5,000,000	3,152,183
5.125%, 07/20/2045 (Callable 01/20/2045)	44,155,000	37,156,644
5.050%, 03/25/2048 (Callable 09/25/2047)	42,300,000	35,144,759
5.875%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,322,683
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026 (Callable 03/15/2026)	41,995,000	42,158,736
5.300%, 10/01/2029 (Callable 07/01/2029)	6,000,000	5,824,607
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	27,000,000	22,598,790
Deutsche Telekom International Finance BV,
9.625%, 06/15/2030 (1)	8,661,000	9,920,674
Dignity Health,
5.267%, 11/01/2064	2,921,000	2,480,082
Dollar General Corp.,
3.500%, 04/03/2030 (Callable 01/03/2030)	7,000,000	5,981,699
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)	10,000,000	9,762,227
5.319%, 11/15/2038 (Callable 05/15/2038)	29,000,000	27,126,560
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)	29,000,000	25,507,169
2.375%, 09/15/2028 (Callable 07/15/2028)	79,050,000	64,270,619
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)	8,700,000	6,800,427
Eastern Gas Transmission & Storage, Inc.:
4.800%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,266,954
4.600%, 12/15/2044 (Callable 06/15/2044)	3,674,000	2,831,388
Eaton Corp.,
4.700%, 08/23/2052 (Callable 02/23/2052)	6,325,000	5,454,247
Element Fleet Management Corp.:
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	18,492,000	17,618,439
6.271%, 06/26/2026 (Callable 05/26/2026) (1)(2)	40,000,000	39,863,424
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)	4,500,000	4,734,444
7.375%, 10/15/2045 (Callable 04/15/2045) (1)	20,000,000	21,316,901
Energy Transfer LP:
6.022%, 05/15/2024 (Callable 02/15/2024)	5,000,000	4,933,291
3.900%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,464,340
5.500%, 06/01/2027 (Callable 03/01/2027)	7,019,000	6,908,789
4.000%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,857,093
5.250%, 04/15/2029 (Callable 01/15/2029)	22,666,000	21,732,938
3.750%, 05/15/2030 (Callable 02/15/2030)	2,775,000	2,417,285
4.900%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,001,624
6.625%, 10/15/2036	15,094,000	14,899,292
5.800%, 06/15/2038 (Callable 12/15/2037)	9,539,000	8,706,986
7.500%, 07/01/2038	20,729,000	21,765,850
6.050%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,460,038
6.500%, 02/01/2042 (Callable 08/01/2041)	7,603,000	7,269,056
5.950%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,120,895
6.125%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,156,441
5.400%, 10/01/2047 (Callable 04/01/2047)	7,425,000	6,123,759
6.000%, 06/15/2048 (Callable 12/15/2047)	10,000,000	8,875,356
6.250%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,532,457
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)	21,190,000	20,605,634
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)	18,250,000	17,013,218
Enterprise Products Operating LLC:
5.750%, 03/01/2035	4,930,000	4,706,876
3.200%, 02/15/2052 (Callable 08/15/2051)	30,725,000	19,617,165
EQT Corp.:
5.700%, 04/01/2028 (Callable 03/01/2028)	10,000,000	9,800,850
7.000%, 02/01/2030 (Callable 11/01/2029)	5,493,000	5,650,874
EQT Midstream Partners LP:
4.000%, 08/01/2024 (Callable 05/01/2024)	1,123,000	1,094,609
4.125%, 12/01/2026 (Callable 09/01/2026)	10,000,000	9,256,525
Equifax, Inc.,
5.100%, 06/01/2028 (Callable 05/01/2028)	15,000,000	14,494,554
Equinix, Inc.:
3.200%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,712,673
2.150%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,028,188
ERAC USA Finance LLC,
3.300%, 12/01/2026 (Callable 09/01/2026) (2)	20,225,000	18,751,381
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	18,700,000	18,057,156
FedEx Corp.,
4.950%, 10/17/2048 (Callable 04/17/2048)	15,000,000	12,658,082
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	43,025,000	40,293,154
3.250%, 06/02/2030 (Callable 03/02/2030) (2)	28,100,000	23,817,485
4.650%, 04/20/2032 (Callable 01/20/2032) (2)	28,125,000	25,253,213
Fidelity National Information Services, Inc.:
5.100%, 07/15/2032 (Callable 04/15/2032)	4,500,000	4,249,939
3.100%, 03/01/2041 (Callable 09/01/2040)	7,100,000	4,707,142
4.500%, 08/15/2046 (Callable 02/15/2046)	23,740,000	17,774,528
Fiserv, Inc.:
3.200%, 07/01/2026 (Callable 05/01/2026)	11,650,000	10,892,930
4.200%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,688,389
3.500%, 07/01/2029 (Callable 04/01/2029)	4,307,000	3,842,491
2.650%, 06/01/2030 (Callable 03/01/2030)	28,900,000	23,740,209
5.625%, 08/21/2033 (Callable 05/21/2033)	17,000,000	16,472,046
4.400%, 07/01/2049 (Callable 01/01/2049)	11,000,000	8,426,424
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	16,000,000	12,435,916
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,259,237
6.000%, 01/15/2028 (Callable 12/15/2027)	20,000,000	19,898,156
4.875%, 06/15/2029 (Callable 03/15/2029)	30,627,000	28,617,373
4.875%, 05/12/2030 (Callable 02/12/2030)	21,830,000	20,379,054
FLIR Systems, Inc.,
2.500%, 08/01/2030 (Callable 05/01/2030)	7,000,000	5,620,378
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (Callable 04/01/2030) (2)	18,500,000	14,875,567
Flowserve Corp.,
2.800%, 01/15/2032 (Callable 10/15/2031)	9,625,000	7,364,519
FMC Corp.:
4.100%, 02/01/2024 (Callable 11/01/2023)	46,920,000	46,583,320
3.200%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,570,958
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024 (Callable 02/18/2024)	9,350,000	9,290,512
3.664%, 09/08/2024	5,565,000	5,384,860
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	15,000,000	13,003,265
Fortune Brands Innovations, Inc.,
5.875%, 06/01/2033 (Callable 03/01/2033)	24,000,000	23,114,128
Freeport-McMoRan, Inc.:
4.250%, 03/01/2030 (Callable 03/01/2025)	8,000,000	7,068,819
4.625%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,504,885
5.450%, 03/15/2043 (Callable 09/15/2042)	21,975,000	18,735,780
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	14,530,000	14,258,836
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)	4,200,000	3,662,818
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	24,200,000	20,719,400
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)	25,000,000	18,116,926
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)	10,000,000	7,435,077
GE Capital Funding LLC,
4.550%, 05/15/2032 (Callable 02/15/2032)	10,716,000	9,876,739
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	21,479,000	21,460,419
General Motors Financial Co., Inc.:
2.900%, 02/26/2025 (Callable 01/26/2025)	13,000,000	12,402,844
6.050%, 10/10/2025	22,125,000	22,027,061
1.250%, 01/08/2026 (Callable 12/08/2025)	19,000,000	16,981,714
5.400%, 04/06/2026	20,000,000	19,586,188
2.350%, 02/26/2027 (Callable 01/26/2027)	11,000,000	9,694,557
5.800%, 06/23/2028 (Callable 05/23/2028)	30,000,000	29,307,665
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	59,575,000	57,365,549
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	25,000,000	22,524,797
Gilead Sciences, Inc.,
4.600%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,209,439
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042 (1)(2)	5,000,000	4,334,205
Glencore Funding LLC:
4.000%, 04/16/2025 (1)(2)	4,450,000	4,317,811
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	25,550,000	23,982,610
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)	2,000,000	1,850,597
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	11,000,000	10,421,793
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	61,437,000	48,562,221
5.700%, 05/08/2033 (Callable 02/08/2033) (1)(2)	20,000,000	18,964,584
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)	6,000,000	3,963,299
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)	6,000,000	3,601,335
Global Payments, Inc.:
4.800%, 04/01/2026 (Callable 01/01/2026)	6,990,000	6,777,555
2.150%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,030,304
3.200%, 08/15/2029 (Callable 05/15/2029)	7,500,000	6,378,126
2.900%, 05/15/2030 (Callable 02/15/2030)	14,467,000	11,860,431
Grupo Bimbo SAB de CV:
4.875%, 06/27/2044 (1)(2)	8,250,000	6,850,984
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)	25,000,000	20,216,340
4.000%, 09/06/2049 (1)(2)	7,300,000	5,280,674
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	5,000,000	4,819,235
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	30,306,420
4.500%, 02/15/2027 (Callable 08/15/2026)	15,000,000	14,319,075
4.125%, 06/15/2029 (Callable 03/15/2029)	15,000,000	13,579,218
3.500%, 09/01/2030 (Callable 03/01/2030)	14,405,000	12,186,997
3.625%, 03/15/2032 (Callable 12/15/2031)	16,000,000	13,262,219
4.625%, 03/15/2052 (Callable 09/15/2051)	20,000,000	15,015,907
5.900%, 06/01/2053 (Callable 12/01/2052)	8,275,000	7,451,859
HF Sinclair Corp.,
4.500%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,044,993
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)	15,000,000	14,102,611
3.000%, 06/17/2027 (Callable 04/17/2027)	35,000,000	31,809,901
Hubbell, Inc.,
3.150%, 08/15/2027 (Callable 05/15/2027)	11,700,000	10,752,776
Huntington Ingalls Industries, Inc.,
2.043%, 08/16/2028 (Callable 06/16/2028)	35,513,000	29,831,795
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	7,659,105
Hyundai Capital America:
3.400%, 06/20/2024 (1)(2)	19,025,000	18,665,423
1.800%, 10/15/2025 (Callable 09/15/2025) (1)(2)	3,000,000	2,758,538
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	10,000,000	9,004,311
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	22,550,000	19,899,592
5.680%, 06/26/2028 (Callable 05/26/2028) (1)(2)	36,375,000	35,562,199
6.100%, 09/21/2028 (Callable 08/21/2028) (1)(2)	40,000,000	39,714,621
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	17,375,000	15,975,445
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (Callable 09/21/2048)	10,000,000	7,995,745
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	26,775,000	22,526,447
Intel Corp.:
5.200%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,841,187
4.900%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,388,053
5.700%, 02/10/2053 (Callable 08/10/2052)	7,175,000	6,728,371
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	9,218,056
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)	10,000,000	8,305,744
IQVIA, Inc.,
5.700%, 05/15/2028 (Callable 04/15/2028) (2)	8,475,000	8,233,802
JAB Holdings BV:
2.200%, 11/23/2030 (Callable 08/23/2030) (1)(2)	18,925,000	14,416,591
4.500%, 04/08/2052 (Callable 10/08/2051) (1)(2)	20,750,000	14,558,068
Jacobs Engineering Group, Inc.:
6.350%, 08/18/2028 (Callable 07/18/2028)	21,000,000	20,938,854
5.900%, 03/01/2033 (Callable 12/01/2032)	16,784,000	15,903,365
JBS USA Lux SA, JBS USA Food Company, and JBS Luxembourg SARL,
6.750%, 03/15/2034 (Callable 12/15/2033) (2)	12,750,000	12,405,623
JBS USA Lux SA, JBS USA Food Company, and JBS USA Finance:
3.000%, 02/02/2029 (Callable 12/02/2028)	10,000,000	8,391,877
3.000%, 05/15/2032 (Callable 02/15/2032)	18,525,000	13,974,923
5.750%, 04/01/2033 (Callable 01/01/2033)	35,975,000	32,901,418
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	4,839,438
2.375%, 03/15/2030 (Callable 12/15/2029)	9,125,000	7,419,363
Johnson Controls International PLC:
3.900%, 02/14/2026 (Callable 11/14/2025)	3,645,000	3,492,239
6.000%, 01/15/2036	892,000	882,580
4.500%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,513,902
4.950%, 07/02/2064 (Callable 01/02/2064) (7)	4,029,000	3,223,315
Kellogg Co.,
2.100%, 06/01/2030 (Callable 03/01/2030)	20,000,000	15,938,260
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029 (Callable 02/15/2029)	17,650,000	16,302,994
Keysight Technologies, Inc.,
4.600%, 04/06/2027 (Callable 01/06/2027)	36,562,000	35,216,684
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (Callable 04/01/2031) (1)(2)	19,321,000	15,759,036
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024 (Callable 02/01/2024)	10,000,000	9,901,327
7.300%, 08/15/2033	8,103,000	8,515,799
5.800%, 03/15/2035	2,150,000	2,020,536
6.500%, 02/01/2037	6,400,000	6,257,536
6.950%, 01/15/2038	14,008,000	14,417,890
6.500%, 09/01/2039	5,359,000	5,171,575
7.500%, 11/15/2040	7,917,000	8,308,427
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 10/30/2023) (2)	5,017,000	5,013,397
8.050%, 10/15/2030	3,670,000	3,991,550
7.800%, 08/01/2031	16,745,000	18,174,878
7.750%, 01/15/2032	44,035,000	47,752,303
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)	3,000,000	2,905,259
Kraft Heinz Foods Co.:
3.000%, 06/01/2026 (Callable 03/01/2026)	9,249,000	8,670,211
5.000%, 07/15/2035 (Callable 01/15/2035)	10,613,000	9,838,660
7.125%, 08/01/2039 (2)	1,425,000	1,511,925
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)	17,000,000	14,839,088
2.700%, 10/15/2028 (Callable 08/15/2028)	50,000,000	41,106,215
L3Harris Technologies, Inc.:
3.832%, 04/27/2025 (Callable 01/27/2025)	5,000,000	4,850,874
5.400%, 07/31/2033 (Callable 04/30/2033)	20,500,000	19,706,094
Lafarge SA,
7.125%, 07/15/2036	13,596,000	14,357,109
Leidos, Inc.:
3.625%, 05/15/2025 (Callable 04/15/2025)	12,925,000	12,426,429
4.375%, 05/15/2030 (Callable 02/15/2030)	47,279,000	42,324,820
2.300%, 02/15/2031 (Callable 11/15/2030)	8,175,000	6,286,804
5.750%, 03/15/2033 (Callable 12/15/2032)	23,000,000	22,042,290
LKQ Corp.,
5.750%, 06/15/2028 (Callable 05/15/2028) (2)	12,000,000	11,722,990
Lowe`s Companies, Inc.,
5.850%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,174,281
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	11,348,000	10,127,933
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)	5,925,000	4,707,683
Magellan Midstream Partners LP:
3.200%, 03/15/2025 (Callable 12/15/2024)	5,000,000	4,783,590
3.950%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,413,549
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)	1,600,000	1,563,735
4.750%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,188,440
Marriott International, Inc.:
5.000%, 10/15/2027 (Callable 09/15/2027)	12,950,000	12,620,112
4.900%, 04/15/2029 (Callable 03/15/2029)	10,000,000	9,534,490
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030 (Callable 08/15/2029)(Insured by AGM)	23,125,000	19,074,751
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,079,739
6.250%, 05/01/2037	893,000	858,276
McDonald's Corp.,
3.300%, 07/01/2025 (Callable 06/01/2025)	3,000,000	2,889,046
Mercedes-Benz Finance North America LLC,
5.250%, 11/29/2027 (1)(2)	8,225,000	8,146,633
Microsoft Corp.:
2.921%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,049,715
3.950%, 08/08/2056 (Callable 02/08/2056)	9,903,000	7,872,234
2.675%, 06/01/2060 (Callable 12/01/2059)	2,097,000	1,231,348
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	26,022,000	23,783,577
Mohawk Industries, Inc.:
5.850%, 09/18/2028 (Callable 08/18/2028)	12,650,000	12,556,616
3.625%, 05/15/2030 (Callable 02/15/2030)	10,000,000	8,724,650
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	9,365,000	8,962,572
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)	9,889,000	9,190,425
Mosaic Co.:
5.450%, 11/15/2033 (Callable 05/15/2033)	2,000,000	1,879,224
4.875%, 11/15/2041 (Callable 05/15/2041)	5,000,000	3,985,044
MPLX LP:
4.000%, 02/15/2025 (Callable 11/15/2024)	6,000,000	5,836,359
4.875%, 06/01/2025 (Callable 03/01/2025)	18,665,000	18,307,850
1.750%, 03/01/2026 (Callable 02/01/2026)	17,125,000	15,528,104
4.125%, 03/01/2027 (Callable 12/01/2026)	11,700,000	11,069,029
2.650%, 08/15/2030 (Callable 05/15/2030)	22,125,000	17,866,759
5.000%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,112,366
4.500%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,070,580
Mylan, Inc.:
4.550%, 04/15/2028 (Callable 01/15/2028)	16,705,000	15,365,478
5.200%, 04/15/2048 (Callable 10/15/2047)	9,000,000	6,531,840
Netflix, Inc.,
5.875%, 02/15/2025	5,000,000	4,986,000
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)	17,000,000	10,545,568
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	7,200,000	5,695,345
Nutrien Ltd.,
4.200%, 04/01/2029 (Callable 01/01/2029) (1)	7,000,000	6,483,247
nVent Finance Sarl:
4.550%, 04/15/2028 (Callable 01/15/2028)	32,634,000	30,563,082
5.650%, 05/15/2033 (Callable 02/15/2033)	5,000,000	4,652,609
NXP BV / NXP Funding LLC / NXP USA, Inc.,
2.650%, 02/15/2032 (Callable 11/15/2031) (1)	10,000,000	7,729,264
Occidental Petroleum Corp.:
8.875%, 07/15/2030 (Callable 01/15/2030)	29,260,000	32,897,311
7.500%, 05/01/2031	28,703,000	30,460,862
7.875%, 09/15/2031	6,320,000	6,838,878
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	26,620,000	18,672,947
OCI NV,
6.700%, 03/16/2033 (Callable 12/16/2032) (1)(2)	10,000,000	9,541,544
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)	1,200,000	1,164,412
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	26,225,000	23,811,490
6.250%, 11/09/2032 (Callable 08/09/2032)	18,000,000	18,222,346
3.850%, 07/15/2036 (Callable 01/15/2036)	7,500,000	5,929,944
4.500%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,321,141
4.000%, 11/15/2047 (Callable 05/15/2047)	10,250,000	7,203,672
3.950%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,262,299
6.900%, 11/09/2052 (Callable 05/09/2052)	65,175,000	67,138,654
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	34,309,617
Otis Worldwide Corp.,
3.362%, 02/15/2050 (Callable 08/15/2049)	3,025,000	2,016,302
PeaceHealth Obligated Group,
3.218%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,311,010
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	5,275,000	5,077,903
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	31,150,000	29,918,551
5.875%, 11/15/2027 (Callable 10/15/2027) (2)	12,000,000	11,791,371
5.550%, 05/01/2028 (Callable 04/01/2028) (2)	24,065,000	23,310,549
6.050%, 08/01/2028 (Callable 07/01/2028) (2)	25,000,000	24,686,397
3.350%, 11/01/2029 (Callable 08/01/2029) (2)	2,199,000	1,853,724
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)	24,200,000	20,998,211
3.625%, 03/15/2051 (Callable 09/15/2050)	12,000,000	7,641,386
Perrigo Finance Unlimited Co.:
4.375%, 03/15/2026 (Callable 12/15/2025)	4,875,000	4,558,229
4.400%, 06/15/2030 (Callable 03/15/2030)	10,000,000	8,524,856
Pfizer Investment Enterprises Pte Ltd.,
5.300%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,328,694
Phillips 66 Co.:
3.605%, 02/15/2025 (Callable 11/15/2024)	3,000,000	2,908,637
3.850%, 04/09/2025 (Callable 03/09/2025)	8,000,000	7,780,993
3.550%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,593,216
3.150%, 12/15/2029 (Callable 09/15/2029)	12,000,000	10,379,989
2.150%, 12/15/2030 (Callable 09/15/2030)	12,000,000	9,448,311
5.875%, 05/01/2042	6,000,000	5,845,223
4.875%, 11/15/2044 (Callable 05/15/2044)	26,130,000	22,399,648
Pilgrim's Pride Corp.:
6.250%, 07/01/2033 (Callable 04/01/2033)	39,117,000	36,761,736
6.875%, 05/15/2034 (Callable 02/15/2034) (8)	18,000,000	17,663,891
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)	10,000,000	8,596,276
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	33,267,000	29,726,971
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)	8,275,000	6,749,422
Raytheon Technologies Corp.:
3.500%, 03/15/2027 (Callable 12/15/2026)	9,578,000	8,909,725
2.250%, 07/01/2030 (Callable 04/01/2030)	24,375,000	19,611,551
4.350%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,140,542
3.125%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,730,433
Regal Rexnord Corp.:
6.300%, 02/15/2030 (Callable 12/15/2029) (2)	5,000,000	4,829,861
6.400%, 04/15/2033 (Callable 01/15/2033) (2)	15,129,000	14,572,371
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)	26,000,000	20,746,080
Reliance Steel & Aluminum Co.:
2.150%, 08/15/2030 (Callable 05/15/2030)	10,000,000	7,856,216
6.850%, 11/15/2036	6,100,000	6,222,061
Republic Services, Inc.,
5.000%, 04/01/2034 (Callable 01/01/2034)	10,000,000	9,466,186
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	433,334
Roche Holdings, Inc.,
2.607%, 12/13/2051 (Callable 06/13/2051) (2)	7,000,000	4,187,013
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)	13,000,000	10,803,341
4.500%, 03/15/2042 (Callable 09/15/2041) (1)	8,750,000	6,775,408
5.450%, 10/01/2043 (Callable 04/01/2043) (1)	16,560,000	14,077,287
RPM International, Inc.,
2.950%, 01/15/2032 (Callable 10/15/2031)	7,350,000	5,717,631
Ryder System, Inc.:
5.650%, 03/01/2028 (Callable 02/01/2028)	14,110,000	13,965,928
5.250%, 06/01/2028 (Callable 05/01/2028)	12,000,000	11,678,896
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025 (Callable 12/01/2024)	32,000,000	31,798,332
5.875%, 06/30/2026 (Callable 12/31/2025)	60,000,000	59,894,821
4.500%, 05/15/2030 (Callable 11/15/2029)	43,842,000	40,205,780
5.900%, 09/15/2037 (Callable 03/15/2037)	10,000,000	9,843,190
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	3,503,455
Santos Finance Ltd.:
3.649%, 04/29/2031 (Callable 01/29/2031) (1)(2)	9,000,000	7,190,654
6.875%, 09/19/2033 (Callable 06/19/2033) (1)(2)	19,600,000	19,176,248
Shell International Finance BV,
4.125%, 05/11/2035 (1)	10,000,000	8,809,152
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)	9,000,000	7,197,050
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	21,852,000	19,633,946
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,386,551
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	14,575,000	11,220,556
Smithfield Foods, Inc.:
3.000%, 10/15/2030 (Callable 07/15/2030) (1)(2)	10,000,000	7,644,091
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)	20,000,000	14,340,169
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	7,000,000	6,300,028
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	61,307,000	59,052,680
Southern Copper Corp.,
7.500%, 07/27/2035 (1)	5,000,000	5,500,085
Spectra Energy Partners LP,
4.500%, 03/15/2045 (Callable 09/15/2044) (1)	12,000,000	9,113,610
Stanley Black & Decker, Inc.,
6.000%, 03/06/2028 (Callable 02/06/2028)	10,000,000	10,077,831
Steel Dynamics, Inc.:
2.400%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,697,679
3.250%, 01/15/2031 (Callable 10/15/2030)	7,000,000	5,925,028
Stellantis Finance US, Inc.:
1.711%, 01/29/2027 (Callable 12/29/2026) (2)	8,175,000	7,112,016
5.625%, 01/12/2028 (Callable 12/12/2027) (2)	5,575,000	5,516,929
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,217,276
Suntory Holdings Ltd.,
2.250%, 10/16/2024 (Callable 09/16/2024) (1)(2)	8,500,000	8,174,195
Synnex Corporation,
1.750%, 08/09/2026 (Callable 07/09/2026)	34,843,000	30,618,858
Sysco Corp.:
3.300%, 07/15/2026 (Callable 04/15/2026)	11,550,000	10,842,624
5.950%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,033,124
6.600%, 04/01/2050 (Callable 10/01/2049)	12,455,000	12,857,913
3.150%, 12/14/2051 (Callable 06/14/2051)	9,000,000	5,534,094
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (Callable 01/09/2050) (1)	10,000,000	6,327,977
Targa Resources Corp.:
5.200%, 07/01/2027 (Callable 06/01/2027)	15,000,000	14,698,837
6.125%, 03/15/2033 (Callable 12/15/2032)	22,200,000	21,762,668
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	31,115,000	30,296,652
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	30,327,000	28,278,407
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	4,871,568
Telefonica Emisiones SA:
4.665%, 03/06/2038 (1)	10,760,000	8,648,335
5.213%, 03/08/2047 (1)	18,100,000	14,416,024
4.895%, 03/06/2048 (1)	29,050,000	22,003,745
5.520%, 03/01/2049 (Callable 09/01/2048) (1)	18,775,000	15,452,920
Teva Pharmaceutical Finance Netherlands III BV,
3.150%, 10/01/2026 (1)	15,000,000	13,369,056
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)	19,675,000	16,555,835
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	809,959
6.750%, 06/15/2039	2,767,000	2,532,818
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)	11,255,000	11,022,501
4.500%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,107,510
4.125%, 04/01/2032 (Callable 01/01/2032)	9,185,000	7,825,200
T-Mobile USA, Inc.:
3.375%, 04/15/2029 (Callable 04/15/2024)	10,350,000	9,103,235
3.875%, 04/15/2030 (Callable 01/15/2030)	119,330,000	105,722,914
2.550%, 02/15/2031 (Callable 11/15/2030)	20,000,000	15,914,182
3.500%, 04/15/2031 (Callable 04/15/2026)	7,000,000	5,918,985
4.375%, 04/15/2040 (Callable 10/15/2039)	24,900,000	20,007,843
5.650%, 01/15/2053 (Callable 07/15/2052)	13,000,000	11,872,276
3.600%, 11/15/2060 (Callable 05/15/2060)	19,500,000	12,062,820
Trane Technologies Financing Ltd.,
5.250%, 03/03/2033 (Callable 12/03/2032)	11,625,000	11,239,588
TransCanada PipeLines Ltd.:
6.200%, 10/15/2037 (1)	8,400,000	8,227,484
7.625%, 01/15/2039 (1)	21,077,000	23,235,597
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	3,598,976
4.600%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,079,388
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	20,000,000	17,817,868
3.250%, 03/15/2032 (Callable 12/15/2031) (1)	10,000,000	7,478,173
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	4,855,273
3.900%, 02/01/2045 (Callable 08/01/2044) (2)	13,250,000	9,739,832
4.600%, 02/01/2049 (Callable 08/01/2048) (2)	8,325,000	6,825,174
Tyson Foods, Inc.,
5.100%, 09/28/2048 (Callable 03/28/2048)	10,000,000	8,132,116
United Rentals North America, Inc.,
6.000%, 12/15/2029 (Callable 12/15/2025) (2)	15,000,000	14,604,767
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026)	24,000,000	21,155,091
2.650%, 10/15/2030 (Callable 07/15/2030)	10,000,000	7,794,180
UPMC:
3.600%, 04/03/2025	45,000,000	43,347,910
5.035%, 05/15/2033 (Callable 02/15/2033)	9,275,000	8,763,772
Utah Acquisition Sub, Inc.,
3.950%, 06/15/2026 (Callable 03/15/2026)	37,757,000	35,368,679
Vale Overseas Ltd.:
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	28,721,000	24,485,382
6.125%, 06/12/2033 (Callable 03/12/2033) (1)	42,450,000	40,997,234
8.250%, 01/17/2034 (1)	13,526,000	15,047,480
6.875%, 11/21/2036 (1)	45,171,000	45,449,976
6.875%, 11/10/2039 (1)	16,643,000	16,659,327
Valero Energy Corp.:
2.150%, 09/15/2027 (Callable 07/15/2027)	14,150,000	12,474,294
4.000%, 04/01/2029 (Callable 01/01/2029)	15,475,000	14,334,417
6.625%, 06/15/2037	2,100,000	2,152,774
Var Energi ASA:
5.000%, 05/18/2027 (Callable 04/18/2027) (1)(2)	23,850,000	22,543,327
7.500%, 01/15/2028 (Callable 12/15/2027) (1)(2)	65,430,000	67,140,299
8.000%, 11/15/2032 (Callable 08/15/2032) (1)(2)	6,000,000	6,295,800
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,587,498
4.329%, 09/21/2028	3,077,000	2,891,250
2.550%, 03/21/2031 (Callable 12/21/2030)	4,430,000	3,527,321
4.500%, 08/10/2033	16,325,000	14,534,875
4.272%, 01/15/2036	17,148,000	14,610,228
5.250%, 03/16/2037	28,793,000	26,862,492
4.812%, 03/15/2039	36,839,000	31,745,935
2.650%, 11/20/2040 (Callable 05/20/2040)	10,000,000	6,330,185
3.400%, 03/22/2041 (Callable 09/22/2040)	3,850,000	2,729,423
4.862%, 08/21/2046	2,500,000	2,066,072
5.500%, 03/16/2047	5,650,000	5,223,681
3.700%, 03/22/2061 (Callable 09/22/2060)	26,725,000	17,006,597
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)	13,083,000	8,520,797
4.000%, 06/22/2050 (Callable 12/22/2049)	40,600,000	24,544,056
VICI Properties LP,
4.750%, 02/15/2028 (Callable 01/15/2028)	20,000,000	18,705,386
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	23,641,000	21,303,216
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)	45,000,000	43,092,298
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	80,020,000	64,426,027
5.250%, 04/21/2032 (Callable 01/21/2032) (1)(2)	16,631,000	15,325,190
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)	18,850,000	16,627,712
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	3,406,587
5.000%, 05/30/2038 (1)	6,800,000	6,040,196
4.375%, 02/19/2043 (1)	15,554,000	11,985,329
5.625%, 02/10/2053 (Callable 08/10/2052) (1)	10,000,000	8,861,770
5.750%, 02/10/2063 (Callable 08/10/2062) (1)	5,000,000	4,383,409
Volkswagen Group of America Finance LLC:
2.850%, 09/26/2024 (1)(2)	14,000,000	13,548,752
3.350%, 05/13/2025 (1)(2)	10,000,000	9,582,908
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)	30,000,000	27,234,210
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,096,585
Vulcan Materials Co.,
4.700%, 03/01/2048 (Callable 09/01/2047)	3,446,000	2,848,076
Wabtec Corp.:
3.450%, 11/15/2026 (Callable 08/15/2026)	28,315,000	26,323,883
4.700%, 09/15/2028 (Callable 06/15/2028)	4,739,000	4,456,155
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)	2,080,000	1,926,937
3.200%, 04/15/2030 (Callable 01/15/2030)	13,575,000	11,042,601
4.800%, 11/18/2044 (Callable 05/18/2044)	5,145,000	3,685,969
4.650%, 06/01/2046 (Callable 12/01/2045)	4,000,000	2,826,821
Walmart, Inc.,
4.500%, 04/15/2053 (Callable 10/15/2052)	13,925,000	11,985,829
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026 (Callable 03/15/2024)	7,000,000	6,998,829
4.054%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,454,806
4.279%, 03/15/2032 (Callable 12/15/2031)	58,000,000	49,231,472
5.050%, 03/15/2042 (Callable 09/15/2041)	9,000,000	6,960,495
5.141%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,715,202
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	38,555,000	34,645,781
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	4,000,000	3,811,393
Western Gas Partners LP,
3.950%, 06/01/2025 (Callable 03/01/2025)	8,000,000	7,677,798
Western Midstream Operating LP:
3.100%, 02/01/2025 (Callable 01/01/2025)	20,000,000	19,134,806
4.050%, 02/01/2030 (Callable 11/01/2029)	10,500,000	9,177,968
6.150%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,388,059
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	10,295,000	9,779,473
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	8,765,439
Williams Companies, Inc.:
3.900%, 01/15/2025 (Callable 10/15/2024)	3,160,000	3,075,090
7.750%, 06/15/2031	3,400,000	3,645,988
5.875%, 03/15/2032	5,750,000	6,534,572
6.300%, 04/15/2040	8,142,000	7,973,879
4.850%, 03/01/2048 (Callable 09/01/2047)	7,000,000	5,592,428
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	12,300,000	11,862,146
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	42,480,000	39,262,546
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)	14,895,000	14,555,550
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	23,500,000	22,187,662
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	11,967,000	11,114,237
Zoetis, Inc.,
4.700%, 02/01/2043 (Callable 08/01/2042)	3,568,000	3,075,425
Total Industrials (Cost $9,277,167,594)		8,079,471,291	20.5%

Utilities
Ameren Corp.,
3.500%, 01/15/2031 (Callable 10/15/2030)	20,000,000	17,168,040
American Electric Power Co., Inc.,
3.250%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,250,054
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)	14,000,000	13,383,779
Berkshire Hathaway Energy Co.:
3.700%, 07/15/2030 (Callable 04/15/2030)	18,425,000	16,349,018
2.850%, 05/15/2051 (Callable 11/15/2050)	13,675,000	7,886,610
4.600%, 05/01/2053 (Callable 11/01/2052)	21,825,000	17,046,979
Commonwealth Edison Co.,
3.850%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,350,491
Constellation Energy Generation LLC:
5.600%, 03/01/2028 (Callable 02/01/2028)	12,600,000	12,514,416
5.800%, 03/01/2033 (Callable 12/01/2032)	5,000,000	4,875,171
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,520,119
Dominion Energy, Inc.,
3.375%, 04/01/2030 (Callable 01/01/2030)	10,000,000	8,602,399
DTE Electric Company,
5.400%, 04/01/2053 (Callable 10/01/2052)	9,375,000	8,762,726
DTE Energy Company,
4.875%, 06/01/2028 (Callable 05/01/2028)	19,000,000	18,362,346
Duke Energy Corp.:
2.650%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,198,170
6.100%, 09/15/2053 (Callable 03/15/2053)	13,600,000	13,189,496
Duke Energy Indiana LLC,
5.400%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,402,047
Duke Energy Ohio, Inc.,
5.250%, 04/01/2033 (Callable 01/01/2033)	5,000,000	4,827,054
Duke Energy Progress LLC,
4.000%, 04/01/2052 (Callable 10/01/2051)	9,600,000	6,983,715
Duquesne Light Holdings, Inc.:
3.616%, 08/01/2027 (Callable 05/01/2027) (2)	5,000,000	4,477,073
2.532%, 10/01/2030 (Callable 07/01/2030) (2)	2,550,000	1,983,041
2.775%, 01/07/2032 (Callable 10/07/2031) (2)	2,810,000	2,089,703
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)	8,000,000	7,189,125
6.800%, 09/15/2037 (1)(2)	8,440,000	8,511,150
4.750%, 05/25/2047 (1)(2)	66,700,000	51,022,779
Entergy Corp.,
2.950%, 09/01/2026 (Callable 06/01/2026)	13,075,000	12,085,482
Essential Utilities, Inc.,
2.704%, 04/15/2030 (Callable 01/15/2030)	14,100,000	11,612,165
Evergy, Inc.,
2.450%, 09/15/2024 (Callable 08/15/2024)	6,675,000	6,448,229
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)	9,925,000	7,602,797
Exelon Corp.:
4.050%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,010,090
4.950%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,143,952
4.100%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,615,895
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	28,100,000	25,480,582
FirstEnergy Corp.:
2.250%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,333,198
3.400%, 03/01/2050 (Callable 09/01/2049)	15,000,000	9,323,235
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)	10,000,000	8,670,022
Interstate Power and Light Co.,
2.300%, 06/01/2030 (Callable 03/01/2030)	9,350,000	7,484,235
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027) (1)	25,581,000	23,412,760
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)	10,000,000	8,293,992
KeySpan Corp.,
8.000%, 11/15/2030 (1)	6,500,000	6,953,986
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)	10,000,000	7,709,702
Metropolitan Edison Co.,
5.200%, 04/01/2028 (Callable 03/01/2028) (2)	8,125,000	7,926,061
MidAmerican Energy Co.,
5.850%, 09/15/2054 (Callable 03/15/2054)	9,850,000	9,710,844
National Grid PLC,
5.602%, 06/12/2028 (Callable 05/12/2028) (1)	10,000,000	9,891,077
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	5,263,352
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)	6,835,000	5,953,759
5.400%, 06/30/2033 (Callable 03/30/2033)	13,475,000	12,915,128
5.250%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,097,917
3.950%, 03/30/2048 (Callable 09/30/2047)	11,750,000	8,389,884
Oklahoma Gas and Electric Co.,
5.600%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,184,624
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,002,103
Southern Co.:
5.700%, 10/15/2032 (Callable 04/15/2032)	7,000,000	6,875,595
4.250%, 07/01/2036 (Callable 01/01/2036)	5,525,000	4,616,824
Southern Company Gas Capital Corporation:
5.150%, 09/15/2032 (Callable 03/15/2032)	16,425,000	15,464,377
3.150%, 09/30/2051 (Callable 03/30/2051)	7,850,000	4,651,672
Tucson Electric Power Co.,
5.500%, 04/15/2053 (Callable 10/15/2052) (1)	5,400,000	4,904,714
Xcel Energy, Inc.,
3.400%, 06/01/2030 (Callable 12/01/2029)	15,000,000	12,955,284
Total Utilities (Cost $645,046,015)		538,929,038	1.4%

Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025 (1)(2)	62,453,000	60,495,855
4.800%, 04/18/2026 (1)(2)	42,935,000	41,113,354
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	16,900,000	14,890,403
6.339%, 09/18/2027 (1 Year CMT Rate + 1.650%)(Callable 09/18/2026) (1)(2)(3)	20,000,000	19,949,860
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)	5,000,000	3,679,211
AerCap Holdings NV:
4.875%, 01/16/2024 (Callable 12/16/2023) (1)	20,000,000	19,919,862
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	20,000,000	19,425,807
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	9,350,000	8,374,753
5.750%, 06/06/2028 (Callable 05/06/2028) (1)	30,000,000	29,309,093
3.000%, 10/29/2028 (Callable 08/29/2028) (1)	17,441,000	14,955,277
3.300%, 01/30/2032 (Callable 10/30/2031) (1)	10,000,000	7,949,118
Agree LP:
2.900%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,024,381
4.800%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,200,022
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)	6,000,000	5,795,734
AIB Group PLC:
7.583%, 10/14/2026 (SOFR + 3.456%)(Callable 10/14/2025) (1)(2)(3)	34,199,000	34,825,630
6.608%, 09/13/2029 (SOFR + 2.330%)(Callable 09/13/2028) (1)(2)(3)	20,885,000	20,798,146
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	25,000,000	25,915,848
Air Lease Corp.:
2.300%, 02/01/2025 (Callable 01/01/2025)	15,000,000	14,208,671
5.850%, 12/15/2027 (Callable 11/15/2027)	10,000,000	9,864,614
American International Group, Inc.:
5.125%, 03/27/2033 (Callable 12/27/2032)	10,500,000	9,769,825
6.820%, 11/15/2037	1,410,000	1,413,846
AmFam Holdings, Inc.,
2.805%, 03/11/2031 (Callable 12/11/2030) (2)	5,000,000	3,619,806
Aon Corp.,
3.900%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,573,415
Aon PLC:
3.875%, 12/15/2025 (Callable 09/15/2025)	9,126,000	8,777,295
4.450%, 05/24/2043 (Callable 02/24/2043)	1,274,000	964,064
Arthur J Gallagher & Co.,
5.750%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,579,969
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,650,537
ASB Bank Ltd.:
5.346%, 06/15/2026 (1)(2)	23,625,000	23,349,282
5.284%, 06/17/2032 (5 Year CMT Rate + 2.250%)(Callable 06/17/2027) (1)(2)(3)	4,000,000	3,818,840
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	44,032,084
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)	5,000,000	4,641,470
6.742%, 12/08/2032 (1)(2)	38,113,000	38,108,213
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)	15,000,000	11,104,741
Aviation Capital Group LLC:
6.250%, 04/15/2028 (Callable 03/15/2028) (1)(2)	10,000,000	9,779,173
6.375%, 07/15/2030 (Callable 05/15/2030) (1)(2)	6,500,000	6,294,501
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	25,000,000	22,757,747
Banco Santander SA:
2.746%, 05/28/2025 (1)	7,000,000	6,592,437
5.179%, 11/19/2025 (1)	25,983,000	25,274,605
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	11,325,000	9,902,613
4.379%, 04/12/2028 (1)	13,400,000	12,370,951
3.490%, 05/28/2030 (1)	5,000,000	4,202,166
2.749%, 12/03/2030 (1)	19,250,000	14,344,140
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 08/22/2031) (1)(3)	35,000,000	26,488,655
6.921%, 08/08/2033 (1)	9,800,000	9,363,740
Bank of America Corp.:
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.352%)(Callable 10/01/2024) (3)	10,000,000	9,669,959
2.456%, 10/22/2025 (3 Month LIBOR USD + 1.132%)(Callable 10/22/2024) (3)	17,775,000	17,070,092
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)	12,500,000	12,218,158
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.322%)(Callable 04/23/2026) (3)	9,000,000	8,443,595
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	35,000,000	31,015,575
4.376%, 04/27/2028 (SOFR + 1.580%)(Callable 04/27/2027) (3)	16,000,000	15,108,079
6.204%, 11/10/2028 (SOFR + 1.990%)(Callable 11/10/2027) (3)	11,425,000	11,476,599
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.302%)(Callable 12/20/2027) (3)	37,683,000	33,803,481
3.970%, 03/05/2029 (3 Month LIBOR USD + 1.332%)(Callable 03/05/2028) (3)	14,230,000	13,035,046
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	15,000,000	12,557,013
4.271%, 07/23/2029 (3 Month LIBOR USD + 1.572%)(Callable 07/23/2028) (3)	39,571,000	36,470,387
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.442%)(Callable 07/23/2029) (3)	5,000,000	4,273,867
2.496%, 02/13/2031 (3 Month LIBOR USD + 1.252%)(Callable 02/13/2030) (3)	13,000,000	10,418,705
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)	60,000,000	48,215,470
1.898%, 07/23/2031 (SOFR + 1.530%)(Callable 07/23/2030) (3)	10,000,000	7,598,562
1.922%, 10/24/2031 (SOFR + 1.370%)(Callable 10/24/2030) (3)	5,000,000	3,772,171
2.687%, 04/22/2032 (SOFR + 1.320%)(Callable 04/22/2031) (3)	15,000,000	11,789,116
2.299%, 07/21/2032 (SOFR + 1.220%)(Callable 07/21/2031) (3)	5,000,000	3,788,651
2.972%, 02/04/2033 (SOFR + 1.330%)(Callable 02/04/2032) (3)	10,000,000	7,885,551
5.015%, 07/22/2033 (SOFR + 2.160%)(Callable 07/22/2032) (3)	5,000,000	4,600,226
5.288%, 04/25/2034 (SOFR + 1.910%)(Callable 04/25/2033) (3)	16,500,000	15,353,431
7.750%, 05/14/2038	1,138,000	1,273,674
Bank of Ireland Group PLC:
6.253%, 09/16/2026 (1 Year CMT Rate + 2.650%)(Callable 09/16/2025) (1)(2)(3)	8,864,000	8,808,441
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	20,000,000	17,521,485
Bank of Montreal:
4.250%, 09/14/2024 (1)	20,000,000	19,659,848
1.500%, 01/10/2025 (1)	7,000,000	6,616,744
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	15,158,186
Bank of Nova Scotia:
4.500%, 12/16/2025 (1)	8,500,000	8,213,766
5.250%, 06/12/2028 (1)	10,000,000	9,737,258
Banque Federative du Credit Mutuel SA:
4.753%, 07/13/2027 (1)(2)	22,290,000	21,341,669
5.790%, 07/13/2028 (1)(2)	12,000,000	11,908,019
Barclays PLC:
3.650%, 03/16/2025 (1)	8,100,000	7,798,208
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	34,300,000	33,775,935
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	10,000,000	9,433,478
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	20,000,000	18,543,373
6.490%, 09/13/2029 (SOFR + 2.220%)(Callable 09/13/2028) (1)(3)	17,000,000	16,860,987
6.224%, 05/09/2034 (SOFR + 2.980%)(Callable 05/09/2033) (1)(3)	25,000,000	23,682,235
6.692%, 09/13/2034 (SOFR + 2.620%)(Callable 09/13/2033) (1)(3)	18,725,000	18,280,864
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	36,235,000	34,947,358
Belrose Funding Trust,
2.330%, 08/15/2030 (Callable 05/15/2030) (2)	13,950,000	10,395,568
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,042,251
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.373%)(Callable 11/19/2024) (1)(2)(3)	17,100,000	16,423,361
4.375%, 05/12/2026 (1)(2)	45,131,000	43,199,269
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	15,000,000	13,998,186
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	28,350,000	25,387,878
4.625%, 03/13/2027 (1)(2)	2,325,000	2,204,333
2.591%, 01/20/2028 (SOFR + 1.228%)(Callable 01/20/2027) (1)(2)(3)	2,175,000	1,937,712
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)	27,000,000	22,845,042
5.335%, 06/12/2029 (1 Year CMT Rate + 1.500%)(Callable 06/12/2028) (1)(2)(3)	13,025,000	12,650,941
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)	19,538,000	16,109,530
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	19,075,000	14,963,285
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)	10,000,000	7,856,868
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)	14,000,000	10,500,301
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	22,933,155
5.150%, 07/21/2024 (1)(2)	31,285,000	30,787,462
2.375%, 01/14/2025 (1)(2)	12,000,000	11,370,792
4.500%, 03/15/2025 (1)(2)	55,492,000	53,520,605
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)	25,000,000	22,688,264
2.277%, 01/20/2032 (SOFR + 1.312%)(Callable 01/20/2031) (1)(2)(3)	12,850,000	9,613,001
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	43,420,000	32,341,432
Brown & Brown, Inc.:
4.500%, 03/15/2029 (Callable 12/15/2028)	23,825,000	22,025,943
2.375%, 03/15/2031 (Callable 12/15/2030)	36,789,000	28,425,832
4.200%, 03/17/2032 (Callable 12/17/2031)	15,000,000	12,977,349
4.950%, 03/17/2052 (Callable 09/17/2051)	9,500,000	7,564,916
Canadian Imperial Bank of Commerce:
5.615%, 07/17/2026 (1)	15,000,000	14,928,041
6.092%, 10/03/2033 (Callable 07/03/2033) (1)(8)	20,000,000	19,867,270
Cantor Fitzgerald LP,
4.500%, 04/14/2027 (Callable 01/14/2027) (2)	17,450,000	16,257,133
Capital One Financial Corp.:
3.300%, 10/30/2024 (Callable 09/30/2024)	2,998,000	2,902,427
3.650%, 05/11/2027 (Callable 04/11/2027)	26,750,000	24,454,783
6.312%, 06/08/2029 (SOFR + 2.640%)(Callable 06/08/2028) (3)	36,205,000	35,383,038
3.273%, 03/01/2030 (SOFR + 1.790%)(Callable 03/01/2029) (3)	10,537,000	8,814,195
5.817%, 02/01/2034 (SOFR + 2.600%)(Callable 02/01/2033) (3)	12,700,000	11,445,230
Centene Corp.:
3.000%, 10/15/2030 (Callable 07/15/2030)	13,061,000	10,535,133
2.500%, 03/01/2031 (Callable 12/01/2030)	35,000,000	26,887,651
2.625%, 08/01/2031 (Callable 05/01/2031)	12,000,000	9,190,831
Charles Schwab Corp.:
3.625%, 04/01/2025 (Callable 01/01/2025)	7,000,000	6,771,134
2.900%, 03/03/2032 (Callable 12/03/2031)	5,000,000	3,949,336
Citigroup, Inc.:
3.700%, 01/12/2026	4,500,000	4,281,347
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)	20,000,000	19,086,292
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.825%)(Callable 01/10/2027) (3)	40,600,000	37,846,856
3.668%, 07/24/2028 (3 Month LIBOR USD + 1.652%)(Callable 07/24/2027) (3)	3,142,000	2,882,199
3.520%, 10/27/2028 (3 Month LIBOR USD + 1.413%)(Callable 10/27/2027) (3)	11,500,000	10,403,557
4.412%, 03/31/2031 (SOFR + 3.914%)(Callable 03/31/2030) (3)	26,105,000	23,483,200
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)	25,000,000	19,935,190
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)	6,000,000	4,644,581
2.520%, 11/03/2032 (SOFR + 1.177%)(Callable 11/03/2031) (3)	11,085,000	8,433,475
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)	18,000,000	15,016,231
6.270%, 11/17/2033 (SOFR + 2.338%)(Callable 11/17/2032) (3)	29,000,000	28,914,258
Citizens Bank NA:
2.250%, 04/28/2025 (Callable 03/28/2025)	20,000,000	18,518,069
3.750%, 02/18/2026 (Callable 11/18/2025)	12,120,000	11,223,575
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)	10,000,000	8,992,645
3.250%, 04/30/2030 (Callable 01/30/2030)	28,025,000	22,707,259
CNA Financial Corp.:
4.500%, 03/01/2026 (Callable 12/01/2025)	14,000,000	13,544,542
3.450%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,077,303
3.900%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,390,997
2.050%, 08/15/2030 (Callable 05/15/2030)	1,000,000	780,490
5.500%, 06/15/2033 (Callable 03/15/2033)	14,225,000	13,403,057
CNO Global Funding,
2.650%, 01/06/2029 (2)	10,000,000	8,348,882
Comerica Bank:
4.000%, 07/27/2025	10,000,000	9,335,172
5.332%, 08/25/2033 (SOFR + 2.610%)(Callable 08/25/2032) (3)	15,325,000	12,638,037
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	15,000,000	11,412,540
3.784%, 03/14/2032 (1)(2)	10,000,000	8,090,965
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)	10,000,000	8,407,269
3.743%, 09/12/2039 (1)(2)	23,500,000	16,438,608
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	20,397,000	19,682,919
3.750%, 07/21/2026 (1)	20,829,000	19,394,960
Credit Agricole SA:
3.250%, 10/04/2024 (1)(2)	8,575,000	8,345,149
4.375%, 03/17/2025 (1)(2)	4,204,000	4,062,325
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)	20,000,000	17,863,533
6.316%, 10/03/2029 (SOFR + 1.860%)(Callable 10/03/2028) (1)(2)(3)(8)	22,000,000	22,002,540
3.250%, 01/14/2030 (1)(2)	6,800,000	5,675,196
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%)(Callable 01/10/2028) (1)(2)(3)	8,000,000	7,090,376
5.514%, 07/05/2033 (1)(2)	35,000,000	33,679,473
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,209,292
Credit Suisse USA, Inc.,
7.125%, 07/15/2032 (1)	5,063,000	5,402,702
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	20,000,000	18,218,683
Deutsche Bank AG:
3.700%, 05/30/2024 (1)	10,000,000	9,796,112
2.129%, 11/24/2026 (SOFR + 1.870%)(Callable 11/24/2025) (1)(3)	22,755,000	20,578,497
7.146%, 07/13/2027 (SOFR + 2.520%)(Callable 07/13/2026) (1)(3)	32,425,000	32,644,495
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	19,435,000	16,923,688
6.720%, 01/18/2029 (SOFR + 3.180%)(Callable 01/18/2028) (1)(3)	10,000,000	9,940,565
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)	14,000,000	10,713,303
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)	39,625,000	28,434,675
Digital Realty Trust LP,
5.550%, 01/15/2028 (Callable 12/15/2027)	9,775,000	9,559,557
Discover Bank:
3.450%, 07/27/2026 (Callable 04/27/2026)	22,000,000	20,007,566
4.650%, 09/13/2028 (Callable 06/13/2028)	32,508,000	29,028,265
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)	10,000,000	9,724,782
4.100%, 02/09/2027 (Callable 11/09/2026)	38,019,000	34,738,408
DNB Bank ASA:
1.127%, 09/16/2026 (1 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)	2,000,000	1,804,608
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)	15,000,000	13,243,310
Elevance Health, Inc.:
5.100%, 01/15/2044	1,584,000	1,389,647
4.375%, 12/01/2047 (Callable 06/01/2047)	8,650,000	6,882,458
5.125%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,195,308
Extra Space Storage LP:
3.500%, 07/01/2026 (Callable 04/01/2026)	6,819,000	6,380,062
5.700%, 04/01/2028 (Callable 03/01/2028)	10,000,000	9,882,237
5.500%, 07/01/2030 (Callable 05/01/2030)	10,000,000	9,669,707
2.550%, 06/01/2031 (Callable 03/01/2031)	10,000,000	7,784,951
Federation des Caisses Desjardins du Quebec:
2.050%, 02/10/2025 (1)(2)	12,100,000	11,451,844
4.550%, 08/23/2027 (1)(2)	11,000,000	10,522,844
5.700%, 03/14/2028 (1)(2)	18,000,000	17,768,083
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)	7,525,000	6,831,178
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,216,245
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)	30,000,000	25,014,193
Five Corners Funding Trust III,
5.791%, 02/15/2033 (Callable 11/15/2032) (2)	8,000,000	7,848,581
Five Corners Funding Trust IV,
5.997%, 02/15/2053 (Callable 08/15/2052) (2)	10,000,000	9,472,290
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,577,156
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,739,133
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)	3,000,000	2,901,292
3.500%, 04/01/2025 (Callable 03/01/2025)	5,000,000	4,814,357
3.750%, 05/22/2025 (Callable 02/22/2025)	5,000,000	4,819,018
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.463%)(Callable 09/29/2024) (3)	15,000,000	14,534,907
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)	10,000,000	8,947,354
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)	89,350,000	79,673,796
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.772%)(Callable 06/05/2027) (3)	6,775,000	6,243,787
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.420%)(Callable 04/23/2028) (3)	10,000,000	9,080,361
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.563%)(Callable 05/01/2028) (3)	13,348,000	12,347,288
3.800%, 03/15/2030 (Callable 12/15/2029)	30,000,000	26,472,249
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)	10,000,000	7,496,228
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)	9,625,000	7,517,864
2.383%, 07/21/2032 (SOFR + 1.248%)(Callable 07/21/2031) (3)	30,000,000	22,847,657
6.345%, 02/15/2034	1,053,000	1,034,725
Guardian Life Global Funding,
5.550%, 10/28/2027 (2)	16,350,000	16,410,349
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	3,937,396
3.700%, 01/22/2070 (Callable 07/22/2069) (2)	15,062,000	9,073,507
4.850%, 01/24/2077 (2)	24,727,000	18,549,240
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030 (Callable 06/01/2030)	10,550,000	8,086,323
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049 (Callable 02/19/2049)	7,000,000	4,786,065
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)	6,125,000	4,910,793
Healthpeak OP LLC,
5.250%, 12/15/2032 (Callable 09/15/2032)	4,000,000	3,720,273
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)	2,000,000	1,462,085
HSBC Bank USA NA,
7.000%, 01/15/2039 (1)	4,200,000	4,327,408
HSBC Holdings PLC:
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.473%)(Callable 03/11/2024) (1)(3)	26,550,000	26,222,606
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)	15,000,000	13,941,292
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.609%)(Callable 09/12/2025) (1)(3)	7,450,000	7,157,805
4.375%, 11/23/2026 (1)	5,000,000	4,744,730
1.589%, 05/24/2027 (SOFR + 1.290%)(Callable 05/24/2026) (1)(3)	22,500,000	19,839,433
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	8,827,225
6.161%, 03/09/2029 (SOFR + 1.970%)(Callable 03/09/2028) (1)(3)	8,250,000	8,167,025
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.796%)(Callable 06/19/2028) (1)(3)	35,000,000	32,358,806
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)	13,200,000	10,879,859
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.872%)(Callable 05/22/2029) (1)(3)	9,000,000	7,914,768
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)	16,000,000	12,392,778
Huntington Bancshares, Inc.:
4.443%, 08/04/2028 (SOFR + 1.970%)(Callable 08/04/2027) (3)	9,500,000	8,774,953
5.023%, 05/17/2033 (SOFR + 2.050%)(Callable 05/17/2032) (3)	3,775,000	3,327,830
Huntington National Bank,
5.650%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,413,508
Invesco Finance PLC,
3.750%, 01/15/2026	4,900,000	4,689,423
Jefferies Group LLC:
4.150%, 01/23/2030	10,000,000	8,833,163
6.250%, 01/15/2036	1,390,000	1,366,230
JPMorgan Chase & Co.:
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	10,000,000	9,591,499
2.005%, 03/13/2026 (3 Month LIBOR USD + 1.585%)(Callable 03/13/2025) (3)	50,000,000	47,083,616
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	52,000,000	48,807,476
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	25,000,000	22,467,735
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)	50,000,000	44,621,583
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	11,875,000	10,403,525
4.851%, 07/25/2028 (SOFR + 1.990%)(Callable 07/25/2027) (3)	39,000,000	37,594,634
3.702%, 05/06/2030 (3 Month LIBOR USD + 1.422%)(Callable 05/06/2029) (3)	15,000,000	13,378,209
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	28,000,000	22,696,212
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	22,000,000	16,684,208
2.580%, 04/22/2032 (3 Month LIBOR USD + 1.250%)(Callable 04/22/2031) (3)	10,000,000	7,888,254
5.350%, 06/01/2034 (SOFR + 1.845%)(Callable 06/01/2033) (3)	15,000,000	14,224,153
5.600%, 07/15/2041	4,106,000	3,906,923
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	8,000,000	6,297,560
KeyBank NA:
3.400%, 05/20/2026	18,965,000	16,994,138
4.900%, 08/08/2032	6,000,000	4,829,622
5.000%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,208,824
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	59,600,000	57,336,710
Liberty Mutual Group, Inc.:
4.569%, 02/01/2029 (2)	2,087,000	1,968,639
3.951%, 10/15/2050 (Callable 04/15/2050) (2)	2,231,000	1,497,933
5.500%, 06/15/2052 (Callable 12/15/2051) (2)	5,000,000	4,284,604
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	454,936
Lincoln National Corp.,
3.050%, 01/15/2030 (Callable 10/15/2029)	24,650,000	20,150,367
Lloyds Banking Group PLC:
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	15,000,000	14,707,948
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%)(Callable 02/05/2025) (1)(3)	15,725,000	14,899,781
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)	10,000,000	8,869,290
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)	10,000,000	8,932,299
LXP Industrial Trust:
2.700%, 09/15/2030 (Callable 06/15/2030)	14,800,000	11,460,598
2.375%, 10/01/2031 (Callable 07/01/2031)	5,747,000	4,211,835
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	11,400,000	11,162,460
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	23,717,000	23,076,688
3.624%, 06/03/2030 (1)(2)	12,550,000	10,208,291
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	22,000,000	21,688,887
1.340%, 01/12/2027 (SOFR + 1.069%)(Callable 01/12/2026) (1)(2)(3)	19,000,000	16,997,789
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)	25,000,000	18,894,943
4.442%, 06/21/2033 (SOFR + 2.405%)(Callable 06/21/2032) (1)(2)(3)	9,000,000	7,666,528
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	9,657,566
5.375%, 03/04/2046 (1)	5,150,000	4,746,158
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)	28,600,000	17,786,972
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,001,111
5.875%, 08/01/2033	8,429,000	8,512,981
4.350%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,752,041
5.450%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,453,797
Massachusetts Mutual Life Insurance Co.:
5.672%, 12/01/2052 (Callable 06/01/2052) (2)	20,000,000	18,365,932
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)	40,670,000	33,621,722
3.729%, 10/15/2070 (2)	16,676,000	10,149,903
4.900%, 04/01/2077 (2)	11,175,000	8,433,374
MBIA Insurance Corp.,
16.830%, 01/15/2033 (3 Month LIBOR USD + 11.522%)(Callable 01/15/2028) (2)(9)	714,000	21,420
MetLife, Inc.:
6.500%, 12/15/2032	466,000	487,730
4.875%, 11/13/2043	3,375,000	2,916,971
Metropolitan Life Global Funding I:
2.950%, 04/09/2030 (2)	22,375,000	18,960,751
5.150%, 03/28/2033 (2)	19,475,000	18,441,851
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	6,300,000	6,496,263
Mitsubishi UFJ Financial Group, Inc.:
2.193%, 02/25/2025 (1)	25,000,000	23,704,206
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	10,000,000	8,857,294
5.017%, 07/20/2028 (1 Year CMT Rate + 1.950%)(Callable 07/20/2027) (1)(3)	6,700,000	6,482,422
5.354%, 09/13/2028 (1 Year CMT Rate + 1.900%)(Callable 09/13/2027) (1)(3)	13,600,000	13,304,622
5.475%, 02/22/2031 (1 Year CMT Rate + 1.530%)(Callable 02/22/2030) (1)(3)	3,525,000	3,415,326
5.406%, 04/19/2034 (1 Year CMT Rate + 1.970%)(Callable 04/19/2033) (1)(3)	7,000,000	6,640,533
Mizuho Financial Group, Inc.:
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.362%)(Callable 09/13/2024) (1)(3)	20,000,000	19,304,728
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)	8,000,000	7,059,814
5.414%, 09/13/2028 (1 Year CMT Rate + 2.050%)(Callable 09/13/2027) (1)(3)	6,725,000	6,582,050
1.979%, 09/08/2031 (3 Month LIBOR USD + 1.532%)(Callable 09/08/2030) (1)(3)	10,000,000	7,576,561
Morgan Stanley:
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)	19,000,000	18,439,131
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)	12,000,000	10,948,558
6.296%, 10/18/2028 (SOFR + 2.240%)(Callable 10/18/2027) (3)	62,625,000	63,105,359
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.402%)(Callable 01/24/2028) (3)	1,000,000	911,854
5.123%, 02/01/2029 (SOFR + 1.730%)(Callable 02/01/2028) (3)	8,300,000	7,993,030
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)	10,000,000	8,614,737
1.928%, 04/28/2032 (SOFR + 1.020%)(Callable 04/28/2031) (3)	25,000,000	18,569,984
2.239%, 07/21/2032 (SOFR + 1.178%)(Callable 07/21/2031) (3)	25,000,000	18,842,154
6.342%, 10/18/2033 (SOFR + 2.560%)(Callable 10/18/2032) (3)	20,000,000	20,113,983
5.424%, 07/21/2034 (SOFR + 1.880%)(Callable 07/21/2033) (3)	8,000,000	7,546,335
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	83,282,000	62,969,665
2.990%, 05/21/2031 (1)(2)	19,911,000	15,456,921
6.429%, 01/12/2033 (1)(2)	28,262,000	27,705,322
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)	10,000,000	8,544,497
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)	10,000,000	7,614,990
National Securities Clearing Corp.,
1.500%, 04/23/2025 (Callable 03/23/2025) (2)	12,124,000	11,377,084
Nationwide Building Society:
4.000%, 09/14/2026 (1)(2)	73,507,000	68,182,222
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)	20,000,000	18,360,344
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)	10,125,000	8,908,213
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)	10,000,000	7,033,851
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)	14,000,000	16,924,155
4.350%, 04/30/2050 (Callable 10/30/2049) (2)	25,000,000	17,861,563
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	27,351,000	27,058,043
7.472%, 11/10/2026 (1 Year CMT Rate + 2.850%)(Callable 11/10/2025) (1)(3)	13,000,000	13,261,430
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)	35,000,000	30,909,531
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%)(Callable 05/22/2027) (1)(3)	18,301,000	16,323,886
5.516%, 09/30/2028 (1 Year CMT Rate + 2.270%)(Callable 09/30/2027) (1)(3)	10,000,000	9,676,146
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)	10,000,000	9,352,962
5.808%, 09/13/2029 (1 Year CMT Rate + 1.950%)(Callable 09/13/2028) (1)(3)	45,500,000	44,137,846
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)	7,000,000	6,523,150
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	35,000,000	31,590,613
6.016%, 03/02/2034 (1 Year CMT Rate + 2.100%)(Callable 03/02/2033) (1)(3)	4,700,000	4,510,703
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	12,581,482
3.750%, 05/15/2050 (Callable 11/15/2049) (2)	17,000,000	11,734,619
4.450%, 05/15/2069 (Callable 11/15/2068) (2)	10,000,000	7,343,117
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	20,000,000	19,079,355
1.851%, 07/16/2025 (1)	19,000,000	17,578,657
1.653%, 07/14/2026 (1)	32,975,000	29,138,144
5.386%, 07/06/2027 (1)	10,000,000	9,700,255
2.172%, 07/14/2028 (1)	16,055,000	13,320,989
2.710%, 01/22/2029 (1)	8,000,000	6,691,466
3.103%, 01/16/2030 (1)	2,000,000	1,657,521
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	22,300,000	20,648,508
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	11,869,497
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061 (2)	17,038,000	10,177,032
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	7,825,000	7,041,182
Principal Financial Group, Inc.,
4.300%, 11/15/2046 (Callable 05/15/2046)	2,325,000	1,730,397
Principal Life Global Funding II:
1.250%, 06/23/2025 (2)	16,000,000	14,757,682
3.000%, 04/18/2026 (2)	13,400,000	12,422,060
5.500%, 06/28/2028 (2)	40,500,000	39,718,605
Prologis LP:
4.750%, 06/15/2033 (Callable 03/15/2033)	19,425,000	17,895,738
5.125%, 01/15/2034 (Callable 10/15/2033)	21,575,000	20,374,679
Protective Life Corp.:
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	10,000,000	9,294,054
8.450%, 10/15/2039 (1)	2,650,000	3,022,322
Protective Life Global Funding,
5.209%, 04/14/2026 (1)(2)	32,900,000	32,229,734
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	5,287,594
3.935%, 12/07/2049 (Callable 06/07/2049)	11,426,000	8,215,604
Raymond James Financial, Inc.,
4.650%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,132,718
Realty Income Corp.:
4.700%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,317,165
5.625%, 10/13/2032 (Callable 07/13/2032)	6,725,000	6,501,441
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)	21,650,000	20,196,183
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)	22,800,000	21,818,950
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	7,563,052
Sammons Financial Group, Inc.:
3.350%, 04/16/2031 (Callable 01/16/2031) (2)	14,350,000	10,837,533
4.750%, 04/08/2032 (Callable 01/08/2032) (2)	23,000,000	18,539,783
Santander Holdings USA, Inc.,
3.500%, 06/07/2024 (Callable 05/07/2024) (1)	5,695,000	5,575,934
Santander UK Group Holdings PLC:
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	5,250,000	5,240,138
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)	9,500,000	8,309,632
6.534%, 01/10/2029 (SOFR + 2.600%)(Callable 01/10/2028) (1)(3)	27,600,000	27,344,497
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	21,866,417
SMBC Aviation Capital Finance DAC:
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)	6,725,000	5,929,466
5.450%, 05/03/2028 (Callable 04/03/2028) (1)(2)	7,000,000	6,764,889
5.700%, 07/25/2033 (Callable 04/25/2033) (1)(2)	33,475,000	31,065,755
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	20,000,000	19,879,502
3.875%, 03/28/2024 (1)(2)	15,300,000	15,107,799
2.625%, 10/16/2024 (1)(2)	23,000,000	22,105,675
2.625%, 01/22/2025 (1)(2)	41,125,000	39,098,179
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)	21,032,000	19,798,809
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)	28,800,000	25,711,664
2.797%, 01/19/2028 (1 Year CMT Rate + 1.300%)(Callable 01/19/2027) (1)(2)(3)	2,225,000	1,977,395
6.446%, 01/10/2029 (1 Year CMT Rate + 2.550%)(Callable 01/10/2028) (1)(2)(3)	13,000,000	12,849,786
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)	6,775,000	5,126,114
3.337%, 01/21/2033 (1 Year CMT Rate + 1.600%)(Callable 01/21/2032) (1)(2)(3)	10,000,000	7,753,233
6.221%, 06/15/2033 (1 Year CMT Rate + 3.200%)(Callable 06/15/2032) (1)(2)(3)	9,150,000	8,286,353
3.625%, 03/01/2041 (1)(2)	12,000,000	7,249,355
Standard Chartered PLC:
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	36,294,000	35,627,024
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	21,000,000	19,975,789
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	20,658,000	18,442,181
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	24,000,000	21,245,686
7.767%, 11/16/2028 (1 Year CMT Rate + 3.450%)(Callable 11/16/2027) (1)(2)(3)	8,000,000	8,383,117
6.301%, 01/09/2029 (1 Year CMT Rate + 2.450%)(Callable 01/09/2028) (1)(2)(3)	4,000,000	3,986,374
4.644%, 04/01/2031 (1 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)	14,700,000	13,224,632
6.296%, 07/06/2034 (1 Year CMT Rate + 2.580%)(Callable 07/06/2033) (1)(2)(3)	13,850,000	13,360,418
5.700%, 03/26/2044 (1)(2)	6,000,000	5,195,916
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	17,560,543
4.000%, 05/15/2030 (Callable 02/15/2030)	51,140,000	43,225,994
Sumitomo Mitsui Financial Group, Inc.:
2.448%, 09/27/2024 (1)	2,015,000	1,946,043
2.348%, 01/15/2025 (1)	8,245,000	7,869,855
1.474%, 07/08/2025 (1)	8,740,000	8,084,768
2.130%, 07/08/2030 (1)	7,575,000	5,928,170
5.852%, 07/13/2030 (1)	20,000,000	19,734,716
5.766%, 01/13/2033 (1)	33,650,000	32,886,659
SunTrust Banks, Inc.,
3.300%, 05/15/2026 (Callable 04/15/2026)	3,925,000	3,619,101
Svenska Handelsbanken AB,
5.500%, 06/15/2028 (1)(2)	15,250,000	14,807,596
Swedbank AB,
6.136%, 09/12/2026 (1)(2)	24,400,000	24,300,399
Synchrony Bank,
5.625%, 08/23/2027 (Callable 07/23/2027)	8,250,000	7,699,691
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)	1,538,000	1,519,158
4.250%, 08/15/2024 (Callable 05/15/2024)	26,864,000	26,235,441
4.500%, 07/23/2025 (Callable 04/23/2025)	23,127,000	22,022,667
3.700%, 08/04/2026 (Callable 05/04/2026)	23,023,000	20,784,735
3.950%, 12/01/2027 (Callable 09/01/2027)	44,825,000	39,400,290
2.875%, 10/28/2031 (Callable 07/28/2031)	5,000,000	3,542,543
Toronto-Dominion Bank,
4.456%, 06/08/2032 (1)	19,000,000	17,038,492
Travelers Companies, Inc.,
5.450%, 05/25/2053 (Callable 11/25/2052)	4,000,000	3,812,854
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)	27,305,000	26,216,115
6.125%, 08/15/2043	22,561,000	20,223,607
Truist Financial Corp.,
5.122%, 01/26/2034 (SOFR + 1.852%)(Callable 01/26/2033) (3)	12,000,000	10,727,376
Trustage Financial Group, Inc.,
4.625%, 04/15/2032 (Callable 01/15/2032) (2)	2,205,000	1,819,614
UBS Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,250,000	11,790,375
4.550%, 04/17/2026 (1)	7,000,000	6,723,181
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	15,000,000	13,950,891
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)	14,078,000	13,899,250
1.364%, 01/30/2027 (1 Year CMT Rate + 1.080%)(Callable 01/30/2026) (1)(2)(3)	21,397,000	19,011,200
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)	40,000,000	35,472,320
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	9,000,000	7,855,732
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	17,403,000	16,000,857
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	28,500,000	25,814,825
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)	20,000,000	17,464,892
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)	43,570,000	32,239,629
3.091%, 05/14/2032 (SOFR + 1.730%)(Callable 05/14/2031) (1)(2)(3)	10,000,000	7,898,493
6.537%, 08/12/2033 (SOFR + 3.920%)(Callable 08/12/2032) (1)(2)(3)	6,000,000	5,929,880
UBS Group Funding Switzerland AG,
4.253%, 03/23/2028 (Callable 03/23/2027) (1)(2)	17,150,000	15,765,908
UnitedHealth Group, Inc.:
2.750%, 05/15/2040 (Callable 11/15/2039)	7,000,000	4,756,033
4.750%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,055,643
Wells Fargo & Co.:
2.406%, 10/30/2025 (3 Month LIBOR USD + 1.087%)(Callable 10/30/2024) (3)	19,000,000	18,207,805
2.164%, 02/11/2026 (3 Month LIBOR USD + 1.012%)(Callable 02/11/2025) (3)	15,000,000	14,159,654
3.000%, 04/22/2026	3,000,000	2,794,477
3.908%, 04/25/2026 (SOFR + 1.320%)(Callable 04/25/2025) (3)	5,000,000	4,817,764
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)	64,086,000	56,201,443
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)	13,000,000	12,405,530
5.574%, 07/25/2029 (SOFR + 1.740%)(Callable 07/25/2028) (3)	30,225,000	29,487,258
3.350%, 03/02/2033 (SOFR + 1.500%)(Callable 03/02/2032) (3)	5,000,000	4,041,717
5.389%, 04/24/2034 (SOFR + 2.020%)(Callable 04/24/2033) (3)	23,925,000	22,367,655
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)	25,000,000	16,796,345
3.900%, 05/01/2045	5,000,000	3,636,811
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.502%)(Callable 04/04/2050) (3)	7,000,000	5,881,629
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	9,573,804
Western & Southern Financial Group, Inc.,
5.750%, 07/15/2033 (2)	8,300,000	7,859,718
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	11,425,000	10,769,976
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)	8,350,000	7,734,115
5.405%, 08/10/2033 (1 Year CMT Rate + 2.680%)(Callable 08/10/2032) (1)(3)	5,000,000	4,550,926
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)	10,000,000	8,636,045
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)	13,600,000	10,188,848
4.421%, 07/24/2039 (1)	10,000,000	7,613,008
Willis North America, Inc.:
4.650%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,159,725
2.950%, 09/15/2029 (Callable 06/15/2029)	7,500,000	6,392,182
5.350%, 05/15/2033 (Callable 02/15/2033)	11,425,000	10,658,026
5.050%, 09/15/2048 (Callable 03/15/2048)	10,200,000	8,178,874
Total Financials (Cost $7,314,191,487)		6,598,116,518	16.7%
Total Corporate Bonds (Cost $17,236,405,096)		15,216,516,847	38.6%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	4,445,871
California Community Choice Financing Authority,
5.950%, 08/01/2029	3,155,000	3,147,648
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	1,595,000	1,519,112
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	4,485,000	4,633,868
County of Cuyahoga OH,
9.125%, 10/01/2023 (Insured by AGC)	300,000	300,052
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	19,768,562
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031 (Callable 11/01/2030)	2,500,000	1,999,975
2.416%, 11/01/2032 (Callable 11/01/2030)	5,000,000	3,948,976
2.516%, 11/01/2033 (Callable 11/01/2030)	1,220,000	948,174
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 10/30/2023)(Insured by SD CRED PROG)	2,305,000	2,305,141
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	1,595,000	1,529,785
Kentucky Public Energy Authority,
4.937%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (3)	28,000,000	27,976,208
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)(Insured by GNMA)	920,629	811,203
Maine State Housing Authority,
2.600%, 11/15/2046 (Callable 11/15/2030)	10,000,000	6,261,134
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	2,895,000	2,834,191
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	18,425,000	13,829,755
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033	10,542,547	9,729,803
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)(Insured by GNMA)	2,002,365	1,694,619
3.200%, 06/01/2047 (Callable 07/01/2026)(Insured by GNMA)	4,409,424	4,104,800
3.000%, 10/01/2047 (Callable 01/01/2027)(Insured by GNMA)	5,449,237	4,766,767
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	45,000,000	38,077,709
3.300%, 04/01/2032 (Callable 01/01/2032)	35,000,000	25,987,220
2.872%, 07/01/2035 (Callable 01/01/2035)	17,510,000	11,707,454
New Hampshire Housing Finance Authority:
3.750%, 07/01/2034 (Callable 10/30/2023)	35,000	35,000
4.000%, 07/01/2036 (Callable 07/01/2025)	1,280,000	1,264,808
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)	12,630,000	11,648,770
3.500%, 12/01/2039 (Callable 12/01/2028)	9,340,000	8,666,264
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	11,365,359
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	435,000	424,568
State Public School Building Authority,
2.966%, 04/01/2027 (Insured by BAM)	5,800,000	5,349,032
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	6,627,393
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 10/30/2023)(Insured by SD CRED PROG)	2,365,000	2,364,842
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	1,865,063
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,310,000	12,008,873
Westlake City School District,
5.227%, 12/01/2026 (Callable 10/30/2023)	3,570,000	3,570,275
Westvaco Corp.,
7.670%, 01/15/2027 (2)	8,000,000	8,135,783
Total Municipal Bonds (Cost $307,907,289)		265,654,057	0.7%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 1998-66, Class C, 6.000%, 12/25/2028	1,115	1,109
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 06/01/2029	37,420	37,695
2.500%, 08/01/2030	81,335,816	74,137,614
3.000%, 03/01/2032	958,626	864,271
3.000%, 08/01/2032	6,250,932	5,625,741
3.000%, 09/01/2032	42,145,251	37,929,253
3.000%, 02/01/2033	25,330,420	23,421,331
3.000%, 04/01/2033	858,925	772,956
5.000%, 08/01/2033	1,862,876	1,825,044
3.000%, 01/01/2034	38,639,368	35,724,610
3.500%, 01/01/2034	6,117,587	5,646,646
2.500%, 07/01/2035	5,280,524	4,682,687
2.000%, 08/01/2035	43,464,724	37,519,029
5.000%, 09/01/2035	4,001,265	3,924,802
5.500%, 01/01/2036	66,331	66,226
5.000%, 03/01/2036	1,606,215	1,575,688
1.500%, 06/01/2036	21,059,719	17,658,811
6.000%, 12/01/2036	60,694	61,796
2.000%, 01/01/2037	33,975,599	29,394,072
3.500%, 03/01/2037	2,747,833	2,484,010
4.000%, 03/01/2037	1,525,997	1,399,413
3.500%, 02/01/2038	30,236,914	27,075,322
5.000%, 02/01/2038	918,892	901,629
5.500%, 05/01/2038	187,120	186,747
4.000%, 06/01/2038	58,384,690	54,193,586
5.500%, 01/01/2039	4,193,828	4,178,170
4.500%, 11/01/2039	1,165,353	1,102,384
4.500%, 11/01/2039	1,420,972	1,344,197
4.500%, 12/01/2039	6,737,745	6,364,925
3.000%, 02/01/2040	9,466,193	8,212,650
5.000%, 03/01/2040	285,466	279,492
4.500%, 08/01/2040	230,179	217,747
2.000%, 09/01/2040	23,927,328	19,432,684
4.500%, 09/01/2040	949,611	898,312
2.500%, 11/01/2040	59,671,674	49,557,638
1.500%, 12/01/2040	44,393,378	34,430,136
2.000%, 12/01/2040	109,590,038	88,798,760
4.000%, 01/01/2041	9,029,964	8,279,569
4.000%, 01/01/2041	4,611,241	4,228,055
4.500%, 03/01/2041	680,037	643,294
3.500%, 10/01/2041	2,914,852	2,591,011
2.000%, 11/01/2041	74,721,896	59,467,176
2.000%, 12/01/2041	16,784,537	13,352,553
2.000%, 02/01/2042	46,497,348	37,106,926
2.500%, 02/01/2042	11,018,587	9,082,482
4.000%, 03/01/2042	2,744,477	2,516,364
3.500%, 06/01/2042	1,461,200	1,298,224
3.500%, 07/01/2042	3,702,587	3,288,433
3.000%, 08/01/2042	5,517,040	4,723,042
3.500%, 08/01/2042	26,075,583	23,122,349
3.000%, 09/01/2042 (8)	8,127,346	6,957,599
3.500%, 09/01/2042	38,462,691	34,109,637
3.500%, 09/01/2042 (8)	95,754,347	84,909,486
3.000%, 10/01/2042	2,250,206	1,926,327
3.000%, 11/01/2042	20,070,935	17,182,403
3.500%, 12/01/2042	4,353,276	3,866,446
3.000%, 01/01/2043	13,664,310	11,680,597
3.000%, 01/01/2043	9,476,082	8,112,093
3.500%, 01/01/2043	7,765,706	6,889,847
3.000%, 02/01/2043	1,265,414	1,083,261
3.500%, 03/01/2043	36,678,294	32,318,953
3.000%, 04/01/2043	7,525,349	6,441,983
3.000%, 04/01/2043	2,754,738	2,358,200
3.000%, 04/01/2043	3,243,370	2,776,473
4.000%, 04/01/2043	10,296,632	9,459,497
3.500%, 05/01/2043	5,149,420	4,576,893
3.000%, 06/01/2043	27,565,393	23,597,075
3.000%, 08/01/2043	2,152,130	1,842,300
3.500%, 11/01/2043	2,709,166	2,406,483
3.500%, 01/01/2044	4,125,603	3,662,471
3.500%, 02/01/2044	13,025,715	11,565,345
4.000%, 03/01/2044	1,618,575	1,482,280
3.500%, 05/01/2044	18,391,326	16,317,199
4.000%, 05/01/2044	7,499,586	6,876,139
4.000%, 07/01/2044	1,244,387	1,138,309
3.500%, 10/01/2044	21,054,643	18,561,869
4.000%, 10/01/2044	3,687,934	3,373,565
3.000%, 01/01/2045	7,470,881	6,335,770
3.500%, 01/01/2045	12,117,952	10,756,820
4.500%, 01/01/2045	11,529,442	10,835,128
3.000%, 10/01/2045	15,265,494	13,068,314
4.000%, 10/01/2045	1,847,286	1,689,070
4.000%, 11/01/2045	4,124,272	3,771,764
3.500%, 12/01/2045	3,075,391	2,701,974
3.000%, 01/01/2046	42,599,902	36,472,046
3.000%, 01/01/2046	54,312,890	46,431,741
3.500%, 01/01/2046	12,623,459	11,101,942
4.000%, 02/01/2046	5,400,919	4,866,287
4.000%, 02/01/2046	26,647,501	24,399,820
4.000%, 04/01/2046	3,830,781	3,499,026
3.500%, 05/01/2046	2,317,515	2,052,857
3.500%, 08/01/2046	13,669,272	12,042,289
3.000%, 09/01/2046	46,631,455	39,471,946
3.000%, 10/01/2046	49,409,964	41,880,865
3.000%, 10/01/2046	30,130,414	25,510,693
3.000%, 12/01/2046	26,659,111	22,505,843
3.500%, 01/01/2047 (8)	25,185,993	22,169,647
4.000%, 01/01/2047	23,307,713	21,260,582
3.000%, 02/01/2047	17,073,159	14,398,276
4.500%, 04/01/2047	11,446,151	10,756,135
3.000%, 05/01/2047	27,515,597	23,294,592
4.500%, 06/01/2047	69,881,656	65,514,505
4.500%, 08/01/2047	18,725,911	17,564,385
4.000%, 09/01/2047	6,233,311	5,662,826
3.500%, 03/01/2048	61,431,545	54,073,028
3.000%, 06/01/2048	37,291,382	31,003,091
4.000%, 08/01/2048	10,331,587	9,382,961
4.500%, 10/01/2048	8,211,787	7,670,605
3.000%, 02/01/2049	38,948,510	32,946,086
3.000%, 11/01/2049	44,428,191	37,404,185
4.000%, 05/01/2050	74,567,615	67,799,949
2.500%, 10/01/2050	2,266,745	1,829,595
2.500%, 11/01/2050	21,956,983	17,674,276
2.500%, 02/01/2051	56,497,441	45,466,546
2.500%, 02/01/2051	41,340,263	33,277,227
2.500%, 02/01/2051	20,371,445	16,410,242
2.000%, 04/01/2051	74,414,868	58,122,624
3.000%, 04/01/2051	32,641,235	27,150,474
2.000%, 05/01/2051	30,978,073	23,937,345
2.500%, 05/01/2051	39,168,275	31,329,373
2.500%, 06/01/2051	16,436,312	13,134,793
2.500%, 07/01/2051	32,166,017	25,803,587
2.500%, 08/01/2051	17,238,292	13,884,410
2.000%, 09/01/2051	111,003,015	84,750,425
3.000%, 09/01/2051	16,462,709	13,816,956
3.000%, 10/01/2051	11,306,763	9,411,706
2.500%, 11/01/2051	131,575,437	105,835,198
2.500%, 11/01/2051	9,328,739	7,483,578
3.000%, 03/01/2052	121,374,453	101,726,906
4.500%, 07/01/2052	35,003,095	32,282,186
5.000%, 07/01/2052	102,864,006	97,152,349
3.000%, 08/01/2052	102,278,333	85,722,474
5.500%, 01/01/2053	107,493,896	104,330,858
6.000%, 01/01/2053	37,550,730	37,349,001
6.000%, 08/01/2053	26,249,799	26,244,535
6.500%, 09/01/2053 (8)	50,611,295	51,080,417
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028	47,016	45,161
4.500%, 08/01/2029	394,381	384,830
4.500%, 09/01/2029	435,313	424,772
3.500%, 01/01/2032	15,252,911	14,059,268
3.500%, 06/01/2032	61,245,547	56,449,265
3.000%, 10/01/2032	795,897	715,271
3.000%, 12/01/2032	1,588,175	1,427,244
6.000%, 03/01/2033	15,900	16,028
3.000%, 09/01/2033	27,829,785	25,727,771
3.500%, 10/01/2033	8,079,332	7,444,059
4.500%, 10/01/2033	5,654,774	5,330,061
5.000%, 10/01/2033	6,582,884	6,450,022
3.000%, 11/01/2033	37,459,252	34,822,886
5.000%, 11/01/2033	17,999	17,636
4.000%, 01/01/2034	2,540,406	2,358,036
3.000%, 02/01/2034	23,645,483	21,862,455
5.500%, 04/01/2034	2,271,233	2,259,611
4.000%, 06/01/2034	3,356,684	3,160,067
4.000%, 07/01/2034	33,217,031	30,841,443
4.000%, 09/01/2034	3,763,542	3,488,644
5.500%, 09/01/2034	60,999	60,687
2.500%, 10/01/2034	44,368,537	39,549,623
2.500%, 11/01/2034	11,970,791	10,671,583
2.500%, 11/01/2034	14,755,342	13,151,195
6.000%, 11/01/2034	17,188	17,455
3.500%, 01/01/2035	20,834,335	19,219,828
5.500%, 02/01/2035	203,928	203,041
3.000%, 06/01/2035	5,003,281	4,468,619
5.000%, 07/01/2035	1,724,765	1,689,967
5.000%, 10/01/2035	816,219	799,558
2.000%, 12/01/2035	46,946,277	40,525,495
1.500%, 02/01/2036	39,830,752	33,399,557
5.000%, 02/01/2036	1,180,042	1,155,704
1.500%, 03/01/2036	2,807,646	2,354,704
3.000%, 11/01/2036	14,949,285	13,338,517
5.500%, 11/01/2036	77,925	77,837
2.500%, 12/01/2036	8,140,739	7,033,824
2.000%, 01/01/2037	30,580,083	26,423,957
3.500%, 02/01/2037	5,412,798	4,982,902
5.500%, 04/01/2037	504,963	502,380
4.000%, 05/01/2037	13,882,504	12,713,563
4.000%, 02/01/2038	10,650,806	9,753,680
2.500%, 04/01/2038	21,968,475	18,976,596
3.000%, 05/01/2038	12,138,632	10,831,820
4.000%, 05/01/2038	8,514,500	7,891,667
4.000%, 04/01/2039	4,227,128	3,876,246
4.500%, 04/01/2039	10,855,852	10,403,003
4.000%, 06/01/2039	8,414,295	7,811,255
5.000%, 06/01/2039	4,119,750	4,036,605
5.000%, 06/01/2039	5,837,014	5,719,243
4.500%, 11/01/2039	66,157	62,411
2.000%, 06/01/2040 (8)	39,265,359	31,922,937
3.000%, 08/01/2040	27,370,840	23,731,596
4.000%, 08/01/2040	467,728	428,271
3.500%, 10/01/2040	9,780,984	8,688,904
4.000%, 10/01/2040	12,280,125	11,244,101
1.500%, 11/01/2040	136,779,764	106,263,130
1.500%, 12/01/2040	42,798,505	33,196,709
3.500%, 12/01/2040	2,830,774	2,512,731
4.000%, 12/01/2040	2,882,422	2,639,229
2.500%, 01/01/2041	24,628,765	20,518,046
3.500%, 02/01/2041	4,637,449	4,039,827
4.500%, 02/01/2041	22,203,277	21,063,186
4.500%, 05/01/2041	2,640,165	2,489,146
4.000%, 06/01/2041	4,888,220	4,453,092
4.500%, 07/01/2041	2,751,127	2,595,236
5.000%, 07/01/2041	4,614,698	4,521,602
3.500%, 09/01/2041	6,761,194	6,002,031
4.000%, 09/01/2041	644,717	590,314
4.000%, 10/01/2041	2,271,028	2,079,357
2.000%, 12/01/2041	126,161,778	100,318,974
4.000%, 12/01/2041	2,794,758	2,558,876
2.000%, 01/01/2042	47,422,595	37,887,716
4.000%, 01/01/2042	3,687,112	3,375,936
4.500%, 01/01/2042	4,337,380	4,097,271
2.000%, 02/01/2042	13,462,597	10,745,904
2.000%, 02/01/2042	38,533,818	30,542,993
2.000%, 02/01/2042	41,032,097	32,612,633
4.000%, 02/01/2042	16,498,412	15,105,761
2.000%, 03/01/2042	92,198,326	73,526,633
2.500%, 03/01/2042	47,793,307	39,297,040
3.000%, 04/01/2042	24,229,576	20,720,651
2.000%, 05/01/2042	173,728,862	140,648,390
3.000%, 05/01/2042	2,738,632	2,341,172
3.500%, 07/01/2042	40,976,875	36,368,601
3.500%, 08/01/2042	2,929,718	2,598,590
3.000%, 10/01/2042	10,280,337	8,788,266
3.000%, 03/01/2043	2,950,413	2,522,101
3.000%, 03/01/2043	15,089,126	12,898,425
3.000%, 05/01/2043	7,170,232	6,129,254
3.000%, 05/01/2043	15,439,017	13,197,665
3.500%, 05/01/2043	15,437,234	13,693,445
3.000%, 06/01/2043	3,117,177	2,664,626
3.000%, 07/01/2043	1,298,753	1,110,208
4.000%, 07/01/2043	10,955,163	10,031,309
3.000%, 08/01/2043	2,065,242	1,765,391
3.000%, 09/01/2043	39,332,369	33,620,715
3.500%, 09/01/2043	17,868,346	15,824,048
4.500%, 09/01/2043	4,109,058	3,861,591
3.000%, 10/01/2043	46,080,947	39,400,093
3.500%, 10/01/2043	20,795,751	18,420,613
3.000%, 11/01/2043	10,815,217	9,245,877
4.000%, 11/01/2043	3,919,757	3,588,738
3.500%, 02/01/2044 (8)	37,577,283	33,320,531
4.000%, 12/01/2044	101,547,607	92,975,033
4.000%, 01/01/2045	2,649,020	2,418,710
4.000%, 02/01/2045	6,527,677	5,977,291
3.500%, 04/01/2045	10,482,766	9,222,080
3.500%, 06/01/2045 (8)	10,809,799	9,519,456
4.000%, 09/01/2045	1,842,959	1,681,604
4.000%, 10/01/2045	2,427,979	2,214,682
4.500%, 10/01/2045	103,109,302	97,086,855
4.000%, 11/01/2045	9,331,188	8,448,357
3.500%, 12/01/2045	12,069,233	10,595,575
4.500%, 02/01/2046	11,314,095	10,688,285
3.000%, 05/01/2046	6,538,048	5,527,761
3.500%, 05/01/2046	11,571,309	10,211,890
3.000%, 07/01/2046	4,621,286	3,907,155
4.500%, 08/01/2046	8,214,347	7,709,020
3.500%, 09/01/2046	4,386,229	3,860,891
2.500%, 10/01/2046	12,318,004	9,913,955
3.000%, 11/01/2046	9,400,397	7,950,021
3.000%, 11/01/2046	19,986,595	17,088,359
3.500%, 11/01/2046	21,527,800	18,908,978
3.000%, 12/01/2046	13,522,137	11,424,036
4.000%, 02/01/2047	2,274,123	2,070,925
3.500%, 05/01/2047	931,043	816,090
3.500%, 07/01/2047 (8)	39,055,317	34,395,898
3.500%, 08/01/2047	5,012,137	4,388,076
4.000%, 08/01/2047	17,778,536	16,181,516
3.500%, 10/01/2047	4,590,797	4,019,204
4.000%, 10/01/2047	11,985,415	10,879,098
4.000%, 11/01/2047	9,188,980	8,352,759
4.500%, 11/01/2047	4,057,208	3,864,341
3.500%, 12/01/2047	71,481,041	62,580,518
4.000%, 12/01/2047	14,567,355	13,219,667
4.500%, 12/01/2047	2,318,214	2,157,869
3.500%, 01/01/2048	17,305,083	15,184,251
3.500%, 02/01/2048	23,124,630	20,245,326
3.500%, 03/01/2048	20,701,030	18,123,386
3.000%, 04/01/2048 (8)	87,183,576	74,766,923
4.000%, 04/01/2048	31,809,830	28,976,624
4.000%, 07/01/2048	12,338,968	11,251,803
4.000%, 09/01/2048	3,180,982	2,883,859
4.500%, 09/01/2048	9,267,364	8,652,223
4.500%, 11/01/2048	12,147,532	11,374,782
5.000%, 11/01/2048	15,827,473	15,198,571
4.000%, 01/01/2049	3,068,283	2,783,778
4.500%, 01/01/2049	8,296,250	7,778,779
3.000%, 02/01/2049	11,404,745	9,550,546
4.500%, 02/01/2049	8,665,803	8,088,478
4.000%, 05/01/2049	6,914,207	6,268,395
3.000%, 05/01/2050	37,527,420	31,578,961
2.500%, 07/01/2050	98,223,953	79,198,394
2.500%, 07/01/2050	34,569,383	27,658,637
3.000%, 07/01/2050	52,022,544	43,975,499
4.000%, 08/01/2050	27,314,259	25,057,952
2.000%, 09/01/2050	43,016,470	32,933,898
2.500%, 10/01/2050	39,617,056	31,902,012
2.000%, 11/01/2050	209,120,407	160,139,508
2.500%, 11/01/2050	53,629,882	42,965,380
2.500%, 11/01/2050	6,644,425	5,376,975
3.000%, 11/01/2050	65,021,352	54,926,627
3.000%, 11/01/2050	5,962,944	5,003,763
2.500%, 12/01/2050	52,402,990	41,925,349
2.500%, 12/01/2050	78,061,112	62,848,592
2.500%, 01/01/2051	33,266,414	26,827,575
2.500%, 04/01/2051	18,435,432	14,845,314
2.500%, 05/01/2051	76,627,246	62,012,938
2.500%, 05/01/2051	35,604,699	28,668,269
2.500%, 05/01/2051	65,993,044	53,846,160
2.500%, 06/01/2051	26,043,251	21,041,604
2.000%, 07/01/2051	43,509,732	33,686,930
2.500%, 07/01/2051	22,181,640	17,698,523
2.500%, 07/01/2051	67,703,119	54,716,524
2.000%, 08/01/2051	15,946,314	12,334,913
2.000%, 09/01/2051	12,026,002	9,299,416
2.500%, 09/01/2051	122,359,337	97,820,026
2.500%, 10/01/2051	37,821,853	30,266,813
3.000%, 10/01/2051	60,738,524	50,378,548
2.000%, 11/01/2051	57,487,354	44,320,120
2.500%, 11/01/2051	28,535,346	22,891,414
2.500%, 11/01/2051	100,129,007	80,025,781
2.500%, 11/01/2051	33,542,475	27,199,663
3.000%, 11/01/2051	118,949,306	99,566,178
2.000%, 12/01/2051	25,077,882	19,425,881
2.000%, 12/01/2051	32,017,749	24,684,270
2.000%, 12/01/2051	103,393,789	79,677,104
2.000%, 12/01/2051	35,333,531	27,322,426
2.500%, 12/01/2051	22,956,032	18,420,252
2.500%, 12/01/2051	128,904,660	103,580,261
2.500%, 12/01/2051	103,216,607	82,485,152
2.500%, 12/01/2051	45,886,521	36,491,715
2.500%, 01/01/2052	44,095,215	35,393,843
3.000%, 02/01/2052	24,193,296	20,217,741
3.000%, 02/01/2052	29,682,164	24,814,033
3.000%, 02/01/2052	80,734,323	66,844,640
3.500%, 02/01/2052	30,922,607	26,734,585
3.000%, 03/01/2052	67,458,249	56,243,264
3.500%, 04/01/2052	85,368,526	73,704,329
3.500%, 05/01/2052	44,257,017	38,852,262
4.500%, 07/01/2052	14,555,593	13,421,810
5.000%, 07/01/2052	67,105,760	63,373,338
5.000%, 07/01/2052	114,356,084	108,006,180
5.500%, 11/01/2052	49,647,927	48,261,175
6.000%, 07/01/2053	12,140,957	12,156,252
6.500%, 09/01/2053 (8)	29,860,815	30,189,840
3.000%, 12/01/2054	89,795,326	74,176,744
3.000%, 11/01/2059	47,818,194	39,673,383
2.500%, 07/01/2061	9,581,937	7,371,609
2.500%, 03/01/2062	45,225,907	34,708,915
4.000%, 06/01/2062	138,376,195	122,980,860
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	16,366	16,724
5.000%, 07/20/2040	609,889	597,373
3.500%, 10/20/2041	3,008,441	2,688,568
3.500%, 01/15/2042	5,140,531	4,619,957
3.500%, 06/20/2042 (8)	28,317,921	25,379,695
4.000%, 06/20/2042	3,324,521	3,073,788
3.500%, 09/20/2042	1,259,511	1,128,516
3.500%, 01/20/2043	26,593,292	23,801,027
4.000%, 10/20/2043	4,354,195	4,020,526
4.000%, 09/20/2044	16,826,817	15,519,454
4.000%, 01/20/2045	3,688,262	3,395,896
3.500%, 03/20/2045	5,905,497	5,256,485
3.000%, 04/20/2045	6,849,107	5,902,326
3.500%, 04/20/2045	8,325,842	7,426,963
4.000%, 08/20/2045	2,943,419	2,709,845
3.000%, 01/20/2046	22,530,208	19,383,361
4.500%, 01/20/2046	4,910,396	4,666,080
3.500%, 04/20/2046	26,125,345	23,247,018
4.000%, 04/20/2046	3,188,213	2,922,557
3.500%, 05/20/2046	16,445,417	14,662,750
4.000%, 05/20/2046	7,772,636	7,135,841
3.500%, 06/20/2046	27,279,468	24,330,557
3.000%, 11/20/2046	19,616,622	16,955,151
5.000%, 04/20/2047	749,246	724,657
3.000%, 06/20/2047	11,765,113	10,123,674
4.500%, 06/20/2047	11,159,426	10,514,178
4.500%, 07/20/2047	2,631,525	2,474,891
4.500%, 09/20/2047	3,511,844	3,305,113
3.000%, 10/20/2047 (6)	16,892,536	14,511,105
3.000%, 11/20/2047 (6)	74,222,949	63,743,952
4.000%, 01/20/2048	4,882,372	4,473,291
3.500%, 02/20/2048 (6)	73,855,293	65,285,192
3.500%, 05/20/2048	63,901,214	56,527,796
5.000%, 02/20/2049 (6)	35,879,338	34,403,309
3.500%, 02/20/2050	60,641,271	54,304,308
2.500%, 06/20/2050	106,706,260	87,746,855
2.500%, 03/20/2051	49,056,805	39,451,435
2.500%, 04/20/2051	64,058,429	52,165,676
2.500%, 06/20/2051	32,959,584	26,833,703
2.500%, 08/20/2051	93,758,800	75,300,752
2.500%, 08/20/2051 (8)	37,300,631	30,088,235
4.000%, 04/20/2052	18,426,664	16,605,570
4.000%, 04/20/2052	26,349,720	23,743,575
6.000%, 01/20/2053	39,255,499	38,930,595
5.500%, 07/20/2053	19,620,531	19,253,265
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 07/25/2047)	32,146,555	28,720,215
Series 2020-2, Class MT, 2.000%, 11/25/2059 (Callable 07/25/2043)	55,736,565	42,271,988
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 08/25/2046)	36,588,305	27,798,213
Series 2021-3, Class MTU, 2.500%, 03/25/2061 (Callable 02/25/2053)	67,347,212	51,604,377
Series 2022-1, Class MTU, 3.250%, 11/25/2061 (Callable 10/25/2049)	53,453,854	44,238,709
Total U.S. Government Agency Issues (Cost $10,380,963,860)		9,100,916,940	23.1%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2024 (Callable 10/25/2023)	4,730	4,700
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2023)	404,465	205,901
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2023) (2)(4)	9,172,577	8,277,618
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 10/25/2023) (2)	8,694,765	7,894,207
Banc of America Alternative Loan Trust:
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (Callable 10/25/2023) (6)	34,749	29,624
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 10/25/2023) (6)	145,448	123,440
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2047 (Callable 10/28/2023) (6)(7)	810,121	662,688
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034 (Callable 10/25/2023)	107,026	89,813
BRAVO Residential Funding Trust,
Series 2023-RPL1, Class A1, 5.000%, 05/25/2063 (Callable 10/25/2037) (2)(4)	101,200,000	97,638,974
Chase Home Lending Mortgage Trust:
Series 2023-RPL1, Class A1, 3.500%, 06/25/2062 (Callable 08/25/2047) (2)(4)	122,379,990	107,804,497
Series 2023-RPL2, Class A1, 3.250%, 03/25/2063 (Callable 05/25/2042) (2)(4)	49,600,000	42,144,500
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 5.214%, 09/25/2036 (Callable 10/25/2023) (4)(6)	486,387	424,672
CIM Trust:
Series 2022-R2, Class A1, 3.750%, 12/25/2061 (Callable 05/25/2027) (2)(4)	51,921,184	46,730,530
Series 2022-R3, Class A1, 4.500%, 03/25/2062 (Callable 09/25/2027) (2)(4)	60,462,181	56,230,699
Series 2023-R2, Class A1, 5.500%, 08/25/2064 (Callable 03/25/2028) (2)(4)	73,256,380	71,501,640
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 10/25/2023) (6)	6,287	4,773
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 5.188%, 11/25/2033 (Callable 10/25/2023) (4)	2,262,824	2,097,391
CWABS Asset-Backed Certificates Trust:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (Callable 10/25/2023) (7)	53,137	52,264
Series 2005-10, Class AF6, 4.915%, 02/25/2036 (Callable 10/25/2023) (4)	4,396	4,266
Series 2005-17, Class 1AF5, 5.564%, 05/25/2036 (Callable 10/25/2023) (4)	48,689	44,151
Series 2006-10, Class 1AF3, 5.971%, 09/25/2046 (Callable 10/25/2023) (4)	50,712	51,516
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2036 (Callable 10/25/2023) (6)	2,203	1,308
FirstKey Homes Trust:
Series 2022-SFR3, Class A, 4.250%, 07/17/2038 (2)	55,750,000	53,056,149
Series 2021-SFR1, Class A, 1.538%, 08/17/2038 (2)	161,624,433	141,848,827
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	48,592,577	42,389,622
Series 2022-SFR1, Class A, 4.145%, 05/17/2039 (2)	120,717,309	113,060,041
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2026 (2)	108,419,965	94,830,368
Impac CMB Trust,
Series 2004-4, Class 2A2, 5.326%, 09/25/2034 (Callable 10/25/2023) (7)	43,000	44,101
Imperial Fund Mortgage Trust,
Series 2022-NQM3, Class A1, 4.380%, 05/25/2067 (Callable 04/25/2025) (2)(7)	6,737,866	6,344,564
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.188%, 03/25/2036 (Callable 05/25/2025) (4)	127,473	98,002
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A2, 4.190%, 07/25/2035 (Callable 12/25/2026) (4)	683,316	663,033
Series 2007-A1, Class 5A5, 4.190%, 07/25/2035 (Callable 12/25/2026) (4)	1,034,650	1,004,818
Series 2005-A4, Class 1A1, 4.909%, 07/25/2035 (Callable 10/25/2023) (4)	35,051	34,834
Series 2006-A7, Class 2A2, 3.941%, 01/25/2037 (Callable 10/25/2023) (4)(6)	47,599	38,419
Series 2006-A7, Class 2A4R, 3.941%, 01/25/2037 (Callable 10/25/2023) (4)(6)	203,364	164,144
Series 2007-A2, Class 2A3, 4.495%, 04/25/2037 (Callable 10/25/2023) (4)	546,829	398,043
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A, 6.095%, 12/25/2029 (Callable 10/25/2023) (4)	1,846,818	1,773,965
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (Callable 02/25/2040) (2)(4)	4,828,100	4,600,467
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (Callable 07/25/2038) (2)(4)	14,551,393	13,304,422
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 5.576%, 09/25/2034 (Callable 12/25/2025) (4)	837,058	812,079
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 04/25/2030) (2)(4)	4,601,817	4,234,438
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 03/25/2032) (2)(4)	6,430,625	5,964,948
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (Callable 11/25/2030) (2)(4)	9,409,386	8,562,438
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 09/25/2032) (2)(4)	5,088,406	4,725,305
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (Callable 12/25/2038) (2)(4)	10,021,469	9,113,916
Series 2022-NQM2, Class A1, 3.079%, 03/27/2062 (Callable 02/25/2024) (2)(4)	34,431,761	30,041,963
OBX Trust,
Series 2022-NQM2, Class A1, 2.953%, 01/25/2062 (Callable 02/25/2025) (2)(4)	82,267,004	71,433,682
Progress Residential Trust,
Series 2021-SFR8, Class A, 1.510%, 10/17/2038 (2)	72,875,142	63,497,948
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 11/25/2023 (Callable 10/25/2023)	6,144	5,701
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 09/25/2027) (7)	2,482,525	673,750
Starwood Mortgage Residential Trust:
Series 2021-4, Class A1, 1.162%, 08/25/2056 (Callable 09/25/2024) (2)(4)	31,403,752	25,743,923
Series 2022-4, Class A1, 5.192%, 05/25/2067 (Callable 06/25/2025) (2)(7)	52,469,000	51,238,356
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 5.918%, 09/25/2034 (Callable 10/25/2023) (4)	481,410	463,767
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.479%, 10/25/2043 (Callable 10/25/2023) (4)	3,339,219	3,165,566
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 05/25/2034) (2)(4)	400,732	395,401
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 02/25/2030) (2)(4)	1,430,104	1,414,134
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 03/25/2029) (2)(4)	13,004,195	12,336,386
Series 2018-1, Class A1, 3.000%, 01/28/2058 (Callable 11/25/2026) (2)(4)	1,161,866	1,115,811
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 01/25/2028) (2)(4)	8,643,169	8,362,742
Series 2019-1, Class A1, 3.750%, 03/25/2058 (Callable 10/25/2027) (2)(4)	21,781,959	20,266,333
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 12/25/2032) (2)(4)	12,260,200	10,981,124
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 06/25/2031) (2)(4)	64,334,845	58,948,275
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 09/25/2028) (2)(4)	141,795,928	122,071,192
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 10/25/2029) (2)	66,992,015	57,802,560
Series 2022-2, Class A1, 3.750%, 07/01/2062 (Callable 08/25/2030) (2)(4)	162,229,218	145,040,741
Series 2022-3, Class A1, 3.750%, 08/01/2062 (Callable 09/25/2031) (2)(4)	162,846,178	146,561,365
Series 2023-1, Class A1, 3.750%, 01/25/2063 (Callable 11/25/2031) (2)	65,218,043	59,633,898
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 10/25/2023)	2,400,560	2,335,190
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 10/25/2023)	1,044,685	1,021,581
Series 2004-AR14, Class A1, 4.189%, 01/25/2035 (Callable 10/25/2023) (4)	3,039,170	2,739,820
Total Non-U.S. Government Agency Issues (Cost $1,987,341,415)		1,846,377,324	4.7%
Total Residential Mortgage-Backed Securities (Cost $12,368,305,275)		10,947,294,264	27.8%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	1,817,833	1,806,480
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K067, Class A2, 3.194%, 07/25/2027	68,324,045	63,689,898
Series K068, Class A2, 3.244%, 08/25/2027	105,313,000	98,500,829
Series K069, Class A2, 3.187%, 09/25/2027 (4)	25,488,779	23,680,564
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	23,730,270
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	5,653,090
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,255,834
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	20,405,732
Series K076, Class A2, 3.900%, 04/25/2028	92,070,000	87,393,700
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	64,989,802
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	56,575,006
Series K080, Class A2, 3.926%, 07/25/2028 (4)	14,950,000	14,173,660
Series K082, Class A2, 3.920%, 09/25/2028 (4)	56,545,000	53,516,342
Series K083, Class A2, 4.050%, 09/25/2028 (4)	1,000,000	951,761
Series K752, Class A2, 4.284%, 07/25/2030	24,475,000	23,137,224
Series K-1510, Class A2, 3.718%, 01/25/2031	39,850,000	36,172,232
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	9,762,424
Series K-1510, Class A3, 3.794%, 01/25/2034	13,525,000	11,937,440
Total U.S. Government Agency Issues (Cost $658,632,454)		597,332,288	1.5%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A3, 3.362%, 05/15/2050 (Callable 04/15/2027)	30,681,557	28,326,484
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050 (Callable 04/15/2027)	44,535,000	40,648,903
Series 2017-BNK8, Class A4, 3.488%, 11/15/2050 (Callable 11/15/2027)	67,663,000	60,414,919
Series 2019-BN21, Class A5, 2.851%, 10/17/2052 (Callable 10/15/2029)	39,560,000	33,333,343
Series 2020-BN29, Class A4, 1.997%, 11/15/2053 (Callable 12/15/2030)	66,985,000	49,669,552
Series 2017-BNK9, Class A4, 3.538%, 11/15/2054 (Callable 12/15/2029)	98,103,000	88,988,015
Series 2022-BNK44, Class A5, 5.937%, 11/15/2055 (Callable 11/15/2032) (4)	79,775,000	78,916,294
Series 2017-BNK5, Class A5, 3.390%, 06/15/2060 (Callable 07/15/2027)	22,501,000	20,524,600
Series 2017-BNK7, Class A4, 3.175%, 09/15/2060 (Callable 09/15/2027)	21,500,000	19,480,068
Series 2017-BNK7, Class A5, 3.435%, 09/15/2060 (Callable 09/15/2027)	350,000	318,184
Series 2018-BN10, Class A5, 3.688%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,082,135
Series 2018-BN12, Class A4, 4.255%, 05/15/2061 (Callable 05/15/2028) (4)	15,302,008	14,203,004
Series 2018-BN13, Class A5, 4.217%, 08/15/2061 (Callable 08/15/2028) (4)	8,565,000	7,912,487
BANK5,
Series 2023-5YR3, Class A2, 6.255%, 09/15/2056 (Callable 09/15/2028)	97,950,000	98,480,840
BBCMS Mortgage Trust,
Series 2022-C15, Class ASB, 3.684%, 04/15/2055 (Callable 04/15/2032) (4)	7,104,000	6,357,144
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%, 10/10/2051 (Callable 10/10/2028)	17,420,000	15,872,674
Series 2018-B8, Class A5, 4.232%, 01/15/2052 (Callable 12/15/2028)	24,235,000	21,960,720
Series 2020-B19, Class A5, 1.850%, 09/15/2053 (Callable 10/15/2030)	43,291,000	32,306,329
Series 2020-B20, Class A5, 2.034%, 10/15/2053 (Callable 10/15/2030)	31,916,000	23,769,872
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 12/15/2030)	32,760,000	25,012,217
Series 2021-B24, Class A5, 2.584%, 03/15/2054 (Callable 03/15/2031)	26,400,000	20,519,698
Series 2021-B31, Class A5, 2.669%, 12/15/2054 (Callable 12/15/2031)	54,325,000	42,857,818
Series 2023-V3, Class A2, 5.896%, 07/15/2056 (Callable 07/15/2028)	36,950,000	36,649,172
Series 2019-B14, Class A5, 3.049%, 12/15/2062 (Callable 11/15/2029)	28,769,000	24,313,050
CD Mortgage Trust:
Series 2016-CD1, Class A4, 2.724%, 08/10/2049 (Callable 08/10/2026)	48,986,454	44,120,688
Series 2017-CD3, Class A4, 3.631%, 02/10/2050 (Callable 02/10/2027)	7,200,000	6,467,697
Series 2018-CD7, Class A4, 4.279%, 08/15/2051 (Callable 08/15/2028)	7,400,000	6,739,777
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.865%, 01/10/2048 (Callable 01/10/2026)	15,445,455	14,589,471
Series 2016-C4, Class A4, 3.283%, 05/10/2058 (Callable 05/10/2026)	29,732,980	27,674,099
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/11/2047 (Callable 03/10/2024)	1,202,089	1,199,258
Series 2014-GC25, Class A4, 3.635%, 10/10/2047 (Callable 10/10/2024)	16,838,590	16,333,809
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	59,202,541	56,945,533
Series 2015-GC29, Class A4, 3.192%, 04/10/2048 (Callable 04/10/2025)	17,480,000	16,633,115
Series 2015-GC35, Class A4, 3.818%, 11/10/2048 (Callable 11/10/2025)	68,175,000	64,256,806
Series 2017-P7, Class A4, 3.712%, 04/14/2050 (Callable 04/14/2027)	12,275,000	11,176,292
Series 2017-P8, Class A4, 3.465%, 09/15/2050 (Callable 09/15/2027)	22,000,000	20,013,767
Series 2015-GC33, Class A4, 3.778%, 09/10/2058 (Callable 05/10/2026)	8,600,000	8,065,099
Series 2019-C7, Class A4, 3.102%, 12/15/2072 (Callable 12/15/2029)	22,880,000	19,282,850
COMM Mortgage Trust:
Series 2014-CR15, Class ASB, 3.595%, 02/10/2047 (Callable 02/10/2024)	506,589	504,879
Series 2014-UBS5, Class A4, 3.838%, 09/10/2047 (Callable 09/10/2024)	17,596,000	17,061,444
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A4, 3.766%, 04/15/2051 (Callable 04/15/2028)	11,440,000	10,627,815
Series 2018-CX11, Class A5, 4.033%, 04/15/2051 (Callable 04/15/2028) (4)	22,023,039	20,118,423
Series 2018-CX12, Class A4, 4.224%, 08/15/2051 (Callable 08/15/2028) (4)	14,088,000	13,028,336
Series 2019-C16, Class A3, 3.329%, 06/15/2052 (Callable 06/15/2029)	25,365,000	21,812,733
DBGS Mortgage Trust,
Series 2018-C1, Class A4, 4.466%, 10/15/2051 (Callable 10/15/2028)	19,875,000	18,124,639
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%, 08/10/2049 (Callable 08/10/2026)	5,868,766	5,548,323
Series 2017-C6, Class A5, 3.328%, 06/10/2050 (Callable 06/10/2027)	20,800,000	18,973,918
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 09/15/2030)	22,555,000	17,538,175
GS Mortgage Securities Trust:
Series 2015-GS1, Class A3, 3.734%, 11/10/2048 (Callable 11/10/2025)	30,493,248	28,761,549
Series 2017-GS8, Class A4, 3.469%, 11/10/2050 (Callable 11/10/2027)	23,655,000	21,373,373
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A4, 4.199%, 01/15/2047 (Callable 01/15/2024)	9,880,246	9,697,436
Series 2014-C24, Class ASB, 3.368%, 11/15/2047 (Callable 10/15/2025)	1,893,736	1,860,288
Series 2014-C25, Class ASB, 3.407%, 11/15/2047 (Callable 11/15/2024)	1,875,688	1,842,184
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	22,658,000	21,323,915
Series 2015-C28, Class A4, 3.227%, 10/15/2048 (Callable 04/15/2025)	16,688,500	15,827,103
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP7, Class A5, 3.454%, 09/15/2050 (Callable 08/15/2027)	9,000,000	8,081,644
Series 2017-C7, Class A5, 3.409%, 10/15/2050 (Callable 11/15/2027)	6,035,000	5,425,115
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C2, Class A4, 3.144%, 06/15/2049 (Callable 05/15/2026)	19,890,000	18,305,557
Series 2017-C5, Class A5, 3.694%, 03/15/2050 (Callable 04/15/2027)	24,380,000	22,429,210
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class ASB, 3.140%, 05/15/2049 (Callable 05/15/2026)	6,306,941	6,027,478
Series 2016-C30, Class A5, 2.860%, 09/15/2049 (Callable 10/15/2026)	23,344,000	21,163,225
Series 2017-C34, Class A4, 3.536%, 11/15/2052 (Callable 10/15/2027)	41,287,079	37,511,235
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A4, 3.809%, 12/15/2048 (Callable 12/15/2025)	65,715,000	61,835,903
Series 2016-UB12, Class A4, 3.596%, 12/15/2049 (Callable 12/15/2026)	6,500,000	5,957,290
Series 2018-H3, Class A5, 4.177%, 07/15/2051 (Callable 07/15/2028)	22,101,510	20,426,419
Series 2018-H4, Class A3, 4.043%, 12/15/2051 (Callable 01/15/2029)	10,000,000	9,160,064
Series 2018-H4, Class A4, 4.310%, 12/15/2051 (Callable 01/15/2029)	4,750,000	4,366,245
UBS Commercial Mortgage Trust:
Series 2018-C11, Class A5, 4.241%, 06/15/2051 (Callable 07/15/2028) (4)	14,402,859	13,100,041
Series 2019-C17, Class A4, 2.921%, 10/15/2052 (Callable 10/15/2029)	67,494,355	56,897,411
Series 2019-C18, Class A4, 3.035%, 12/15/2052 (Callable 12/15/2029)	6,280,000	5,195,780
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/15/2048 (Callable 03/15/2025)	4,980,491	4,862,038
Series 2016-C35, Class A4, 2.931%, 07/15/2048 (Callable 07/15/2026)	25,670,000	23,388,948
Series 2015-SG1, Class ASB, 3.556%, 09/15/2048 (Callable 08/15/2025)	6,366,643	6,227,715
Series 2015-SG1, Class A4, 3.789%, 09/15/2048 (Callable 08/15/2025)	29,009,612	27,650,195
Series 2015-P2, Class A3, 3.541%, 12/15/2048 (Callable 12/15/2025)	32,066,930	30,361,858
Series 2016-C34, Class A4, 3.096%, 06/15/2049 (Callable 05/15/2026)	6,000,000	5,495,715
Series 2017-C42, Class A4, 3.589%, 12/15/2050 (Callable 12/15/2027)	7,315,000	6,541,171
Series 2019-C50, Class ASB, 3.635%, 05/15/2052 (Callable 05/15/2029)	20,000,000	18,572,420
Series 2019-C51, Class A4, 3.311%, 06/15/2052 (Callable 06/15/2029)	22,581,000	19,303,750
Series 2019-C52, Class A5, 2.892%, 08/15/2052 (Callable 08/15/2029)	10,000,000	8,420,690
Series 2019-C54, Class A4, 3.146%, 12/15/2052 (Callable 11/15/2029)	30,610,609	25,965,256
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 03/15/2027)	14,349,000	13,269,555
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.678%, 08/15/2047 (Callable 08/15/2024)	34,719,000	33,807,505
Series 2014-C24, Class A4, 3.343%, 11/15/2047 (Callable 11/15/2024)	36,730,000	35,480,908
Series 2014-C23, Class ASB, 3.636%, 10/15/2057 (Callable 09/15/2025)	1,259,907	1,238,018
Series 2014-C23, Class A5, 3.917%, 10/15/2057 (Callable 09/15/2025)	125,000	120,649
Total Non-U.S. Government Agency Issues (Cost $2,154,062,972)		1,915,029,324	4.9%
Total Commercial Mortgage-Backed Securities (Cost $2,812,695,426)		2,512,361,612	6.4%

Asset Backed Securities
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.840%, 01/18/2028 (Callable 02/15/2027) (2)	110,500,000	110,276,337
Fifth Third Auto Trust,
Series 2023-1, Class A3, 5.530%, 08/15/2028 (Callable 12/15/2026)	70,525,000	70,321,380
First National Master Note Trust:
Series 2023-1, Class A, 5.130%, 04/15/2029	63,134,000	61,889,528
Series 2023-2, Class A, 5.770%, 09/17/2029	52,200,000	52,176,630
Ford Credit Auto Owner Trust:
Series 2020-1, Class A, 2.040%, 08/15/2031 (Callable 02/15/2025) (2)	15,086,000	14,301,309
Series 2020-2, Class A, 1.060%, 04/15/2033 (Callable 10/15/2025) (2)	18,600,000	16,901,731
Series 2023-1, Class A, 4.850%, 08/15/2035 (Callable 02/15/2028) (2)	91,550,000	88,670,569
Ford Credit Floorplan Master Owner Trust:
Series 2020-2, Class A, 1.060%, 09/15/2027	11,938,000	10,878,757
Series 2023-1, Class A1, 4.920%, 05/15/2028 (2)	49,875,000	48,941,824
GM Financial Revolving Receivables Trust,
Series 2022-1, Class A, 5.910%, 10/11/2035 (Callable 11/11/2027) (2)	64,950,000	65,409,677
GMF Floorplan Owner Revolving Trust:
Series 2023-1, Class A1, 5.340%, 06/15/2028 (2)	10,300,000	10,208,413
Series 2023-2, Class A, 5.460%, 06/15/2030 (2)	25,000,000	24,662,018
Hyundai Auto Lease Securitization Trust,
Series 2023-C, Class A3, 5.800%, 12/15/2026 (Callable 03/15/2026) (2)	25,425,000	25,396,916
Kubota Credit Owner Trust,
Series 2023-2A, Class A3, 5.280%, 01/18/2028 (Callable 04/15/2027) (2)	18,750,000	18,571,566
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 06/15/2029) (2)	15,154,793	12,791,054
Series 2022-A, Class A, 2.230%, 07/15/2070 (Callable 09/15/2029) (2)	23,254,355	20,068,083
Series 2022-BA, Class A, 4.160%, 10/15/2070 (Callable 11/15/2029) (2)	56,878,407	53,098,206
Series 2023-A, Class A, 5.510%, 10/15/2071 (Callable 10/15/2032) (2)	65,318,196	63,978,402
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	32,256,282	28,749,515
PFS Financing Corp.,
Series 2023-A, Class A, 5.800%, 03/15/2028 (2)	97,570,000	97,395,018
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	94,050,000	80,572,381
Synchrony Card Funding LLC,
Series 2023-A1, Class A, 5.540%, 07/15/2029	99,500,000	99,327,069
Towd Point Asset Trust,
Series 2021-SL1, Class A1, 1.050%, 11/20/2061 (2)	10,474,749	9,486,384
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 10/25/2023) (2)(4)	22,266,750	20,884,818
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2023) (2)(4)	14,193,944	13,324,426
Toyota Auto Loan Extended Note Trust:
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	104,383,000	96,912,361
Series 2022-1A, Class A, 3.820%, 04/25/2035 (Callable 04/25/2027) (2)	25,275,000	23,774,289
Total Asset Backed Securities (Cost $1,279,441,117)		1,238,968,661	3.1%
Total Long-Term Investments (Cost $44,563,409,685)		39,026,556,345	99.0%

SHORT-TERM INVESTMENT	Shares
First American Government Obligations Fund, Class U, 5.28% (5)	932,822,991	932,822,991
Total Short-Term Investment (Cost $932,822,991)		932,822,991	2.3%
Total Investments (Cost $45,496,232,676)		39,959,379,336	101.3%
Liabilities in Excess of Other Assets		(508,057,971)	(1.3)%
TOTAL NET ASSETS		$39,451,321,365	100.0%
Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these   securities totaled $7,707,349,244, which represented 19.54% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$8,774,823,064	$–	$8,774,823,064
Other Government Related Securities	–	70,937,840	–	70,937,840
Corporate Bonds	–	15,216,516,847	–	15,216,516,847
Municipal Bonds	–	265,654,057	–	265,654,057
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	9,100,916,940	–	9,100,916,940
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,846,377,324	–	1,846,377,324
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	597,332,288	–	597,332,288
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,915,029,324	–	1,915,029,324
Asset Backed Securities	–	1,238,968,661	–	1,238,968,661
Total Long-Term Investments	–	39,026,556,345	–	39,026,556,345
Short-Term Investment
Money Market Mutual Fund	932,822,991	–	–	932,822,991
Total Short-Term Investment	932,822,991	–	–	932,822,991
Total Investments	$932,822,991	$39,026,556,345	$–	$39,959,379,336

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.